         As filed with the Securities and Exchange Commission on April 29, 1999.


                                                      Registration No. 333-61283


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 1


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                             Corporate Center at Rye
                            555 Theodore Fremd Avenue
                               Rye, New York 10580
              (Address of Depositor's Principal Executive Offices)

                                 (914) 921-1020
               (Depositor's Telephone Number Including Area Code)


        A. Scott Logan, President                         Copy to:
     The Manufacturers Life Insurance              J. Sumner Jones, Esq.
           Company of New York                      Jones & Blouch, LLP
        555 Theodore Fremd Avenue            1025 Thomas Jefferson Street, N.W.
           Rye, New York 10580                      Washington, DC 20007
              (914) 921-1020
(Name and Address of Agent for Service)



It is proposed that this filing will become effective:



         immediately upon filing pursuant to paragraph (b) of Rule 485 X on May 1, 1999 pursuant to paragraph (b)(i) of Rule 485
         60 days after filing pursuant to paragraph (a) of Rule 485 on [date] pursuant to paragraph (a) of Rule 485

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 Item
Part A               Caption in Prospectus
------               ---------------------

1..................  Cover Page
2..................  Special Terms
3..................  Summary
4..................  Performance Data; Financial Statements
5..................  General Information about Us, The Variable Account and The
                     Trust
6..................  Charges and Deductions; Administration Fees; Distribution
                     Fee; Mortality and Expense Risk Charge; Taxes
7..................  Accumulation Period Provisions; Our Approval; Purchase
                     Payments; Accumulation Units; Net Investment Factor;
                     Transfers Among Investment Options; Special Transfer
                     Services - Dollar Cost Averaging; Asset Rebalancing
                     Program; Withdrawals; Special Withdrawal Services - the
                     Income Plan; Contract Owner Inquiries; Other Contract
                     Provisions; Ownership; Beneficiary; Modification
8..................  Pay-out Period Provisions; General; Annuity Options;
                     Determination of Amount of the First Variable Annuity
                     Payment; Annuity Units and the Determination of Subsequent
                     Variable Annuity Payments; Transfers During Pay-out Period
9..................  Accumulation Period Provisions; Death Benefit During
                     Accumulation Period; Pay-out Period Provisions; Death
                     Benefit During Pay-out Period
10.................  Accumulation Period Provisions; Purchase Payments;
                     Accumulation Units; Value of Accumulation Units; Net
                     Investment Factor; Distribution of Contracts
11.................  Withdrawals; Accumulation Period Provisions; Purchase
                     Payments; Other Contract Provisions; Right to Review
                     Contract
12.................  Federal Tax Matters; Introduction; Our Tax Status; Taxation
                     of Annuities in General; Qualified Retirement Plans
13.................  Legal Proceedings
14.................  Statement of Additional Information - Table of Contents



                     Caption in Statement of
Part B               Additional Information
------               -----------------------

15.................  Cover Page
16.................  Table of Contents
17.................  General History and Information
18.................  Services-Accountants; Services-Servicing Agent
19.................  Not Applicable
20.................  Services - Principal Underwriter
21.................  Performance Data
22.................  Not Applicable
23.................  Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

             HOME OFFICE                  ANNUITY SERVICE OFFICE MAILING ADDRESS
       Corporate Center at Rye                     Post Office Box 9013
       555 Theodore Fremd Ave.               Boston, Massachusetts  02205-9013
         Rye, New York 10580


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

       - Contract values and annuity benefit payments are based upon forty investment options. Thirty-eight options are variable and two are fixed account options.

       - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

       - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide the contract owner ("YOU") a prospectus for the Trust with this Prospectus.

       - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

       - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

       -   Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       - ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 551-2078.

       - The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.



                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History..........................................  3
Performance Data.........................................................  3
State Premium Taxes...................................................... 10
Service
         Independent Auditors............................................ 10
         Servicing Agent................................................. 11
         Principal Underwriter........................................... 11
Appendix A - State Premium Taxes......................................... 12
Financial Statements..................................................... 13


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1999


NYVISION.PRO599

                                TABLE OF CONTENTS


SUMMARY ...............................................................        4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST ......        8
     The Manufacturers Life Insurance Company of
     New York .........................................................        8
     The Variable Account .............................................        8
     The Trust ........................................................        9
DESCRIPTION OF THE CONTRACT ...........................................       13
   ACCUMULATION PERIOD PROVISIONS .....................................       13
     Purchase Payments ................................................       13
     Accumulation Units ...............................................       14
     Value of Accumulation Units ......................................       14
     Net Investment Factor ............................................       14
     Transfers Among Investment Options ...............................       15
     Maximum Number of Investment Options .............................       15
     Special Transfer Services - Dollar Cost Averaging ................       15
     Asset Rebalancing Program ........................................       15
     Withdrawals ......................................................       16
     Special Withdrawal Services - the Income Plan ....................       17
     Loans ............................................................       17
     Death Benefit During Accumulation Period .........................       18
   PAY-OUT PERIOD PROVISIONS ..........................................       19
     General ..........................................................       19
     Annuity Options ..................................................       20
     Determination of Amount of the First Variable
     Annuity Payment ..................................................       21
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ...........................       21
     Transfers During Pay-out Period ..................................       22
     Death Benefit During Pay-out Period ..............................       22
   OTHER CONTRACT PROVISIONS ..........................................       22
     Right to Review Contract .........................................       22
     Ownership ........................................................       23
     Annuitant ........................................................       23
     Beneficiary ......................................................       23
     Modification .....................................................       23
     Our Approval .....................................................       23
     Misstatement and Proof of Age, Sex or Survival ...................       24
     FIXED ACCOUNT INVESTMENT OPTIONS .................................       24
CHARGES AND DEDUCTIONS ................................................       25
     Administration Fees ..............................................       25
     Distribution Fee .................................................       26
     Mortality and Expense Risk Charge ................................       26
     Taxes ............................................................       26
     Expenses of Distributing Contracts ...............................       26
FEDERAL TAX MATTERS ...................................................       26
   INTRODUCTION .......................................................       26
   OUR TAX STATUS .....................................................       27
   TAXATION OF ANNUITIES IN GENERAL ...................................       27
     Tax Deferral During Accumulation Period ..........................       27
     Taxation of Partial and Full Withdrawals .........................       28
     Taxation of Annuity Benefit Payments .............................       29
     Taxation of Death Benefit Proceeds ...............................       29
     Penalty Tax on Premature Distributions ...........................       30
     Aggregation of Contracts .........................................       30
   QUALIFIED RETIREMENT PLANS .........................................       30
     Direct Rollovers .................................................       31
   FEDERAL INCOME TAX WITHHOLDING .....................................       32
GENERAL MATTERS .......................................................       32
     Performance Data .................................................       32
     Asset Allocation and Timing Services .............................       32
     Distribution of Contracts ........................................       33
     Contract Owner Inquiries .........................................       33
     Confirmation Statements ..........................................       33
     Legal Proceedings ................................................       33
     Year 2000 Issues .................................................       33
     Cancellation of Contract .........................................       34
     Voting Interest ..................................................       34
APPENDIX A:  SPECIAL TERMS.............................................      A-1
APPENDIX B:  TABLE OF ACCUMULATION UNIT VALUES
     RELATING TO THE CONTRACT..........................................      B-1
APPENDIX C: QUALIFIED PLAN TYPES.......................................      C-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.

INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, thirty-eight Variable Account investment options and two fixed account investment options are available under the contract. Each of the thirty-eight Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

LOANS. If your contract is issued in connection with a Section 403(b) qualified plan that is not subject to Title I of ERISA, you may borrow money from us, using your contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract own who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus your prior withdrawals. A penalty tax may apply to withdrawals prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus beginning at page 25. The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

         Deferred sales load (withdrawal charge as percentage of
         purchase payments)                                               NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees...................................     1.25%
Administration fee ...............................................     0.25%
Distribution fee..................................................     0.15%

Total Separate Account Annual Expenses............................     1.65%

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

                                                                       TOTAL TRUST
                                                  OTHER EXPENSES     ANNUAL EXPENSES
                                   MANAGEMENT     (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                       FEES         REIMBURSEMENT)     REIMBURSEMENT)
------------------------------------------------------------------------------------
Pacific Rim Emerging Markets...      0.850%             0.360%            1.210%
Science & Technology...........      1.100%             0.110%            1.210%
International Small Cap........      1.100%             0.150%            1.250%
Aggressive Growth..............      1.000%*            0.090%            1.090%
Emerging Small Company.........      1.050%             0.050%            1.100%
Small Company Blend............      1.050%             0.150%**          1.200%
Mid Cap Growth.................      0.950%*            0.040%            0.990%
Mid Cap Stock..................      0.925%             0.000%**          0.925%
Overseas.......................      0.950%             0.210%            1.160%
International Stock............      1.050%             0.200%            1.250%
International Value............      1.000%             0.300%**          1.300%
Mid Cap Blend..................      0.850%*            0.050%            0.900%
Small Company Value............      1.050%             0.180%            1.230%
Global Equity..................      0.900%             0.110%            1.010%

                                                                       TOTAL TRUST
                                                  OTHER EXPENSES     ANNUAL EXPENSES
                                   MANAGEMENT     (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                       FEES         REIMBURSEMENT)     REIMBURSEMENT)
------------------------------------------------------------------------------------
Growth.........................      0.850%             0.050%            0.900%
Large Cap Growth...............      0.875%*            0.130%            1.005%
Quantitative Equity............      0.700%             0.060%            0.760%
Blue Chip Growth...............      0.875%*            0.045%            0.920%
Real Estate Securities.........      0.700%             0.060%            0.760%
Value..........................      0.800%             0.050%            0.850%
Growth and Income..............      0.750%             0.040%            0.790%
U.S. Large Cap.................      0.875%             0.100%**          0.975%
Equity-Income..................      0.875%*            0.050%            0.925%
Income & Value.................      0.800%*            0.090%            0.890%
Balanced.......................      0.800%             0.070%            0.870%
High Yield.....................      0.775%             0.065%            0.840%
Strategic Bond.................      0.775%             0.075%            0.850%
Global Bond....................      0.800%             0.110%            0.910%
Total Return...................      0.775%             0.100%**          0.875%
Investment Quality Bond........      0.650%             0.070%            0.720%
Diversified Bond...............      0.750%             0.140%            0.890%
U.S. Government Securities.....      0.650%             0.070%            0.720%
Money Market...................      0.500%             0.120%            0.620%
Lifestyle Aggressive 1000#.....          0%             1.110%***         1.110%
Lifestyle Growth 820#..........          0%             1.000%***         1.000%
Lifestyle Balanced 640#........          0%             0.920%***         0.920%
Lifestyle Moderate 460#........          0%             0.830%***         0.830%
Lifestyle Conservative 280#....          0%             0.720%***         0.720%

*Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:

         Aggressive Growth     1.050%          Blue Chip Growth       0.925%
         Mid Cap Growth        1.000%          Equity Income          0.800%
         Mid Cap Blend         0.750%          Income & Value         0.750%
         Large Cap Growth      0.750%

**Based on estimates of payments to be made during the current fiscal year.

*** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC ("MSS") has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:

                                     MANAGEMENT         OTHER           TOTAL TRUST
TRUST PORTFOLIO                         FEES           EXPENSES       ANNUAL EXPENSES
-------------------------------------------------------------------------------------
Lifestyle Aggressive 1000......          0%             1.130%            1.130%
Lifestyle Growth 820...........          0%             1.020%            1.020%
Lifestyle Balanced 640.........          0%             0.940%            0.940%
Lifestyle Moderate 460.........          0%             0.850%            0.850%
Lifestyle Conservative 280.....          0%             0.750%            0.750%

# Each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, MSS is currently paying these expenses as described in footnote (***) above.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, regardless of whether the contract owner annuitizes as provided for in the contract, surrenders the contract at the end of the applicable time period or does not surrender the contract at the end of the applicable time period:

TRUST PORTFOLIO                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------

Pacific Rim Emerging Markets...    $29           $89         $151        $319
Science & Technology...........     29            89          151         319
International Small Cap........     29            90          153         322
Aggressive Growth..............     28            85          145         307
Emerging Small Company.........     28            85          145         308
Small Company Blend............     29            88
Mid Cap Growth.................     27            82          140         297
Mid Cap Stock..................     26            80
Overseas.......................     28            87          148         314
International Stock............     29            90          153         322
International Value............     30            91
Mid Cap Blend..................     26            79          136         289
Small Company Value............     29            89          152         320
Global Equity..................     27            83          141         299
Growth.........................     26            79          136         289
Large Cap Growth...............     27            82          141         299
Quantitative Equity............     24            75          129         275
Blue Chip Growth...............     26            80          137         290
Real Estate Securities.........     24            75          129         275
Value..........................     25            78          133         284
Growth and Income..............     25            76          130         278
U.S. Large Cap Value...........     27            82
Equity-Income..................     26            80          137         291
Income & Value.................     26            79          135         288
Balanced.......................     26            78          134         286
High Yield.....................     25            78          133         283
Strategic Bond.................     25            78          133         284
Global Bond....................     26            80          136         290
Total Return...................     26            79
Investment Quality Bond........     24            74          127         271
Diversified Bond...............     26            79          135         288
U.S. Government Securities.....     24            74          127         271
Money Market...................     23            71          122         261
Lifestyle Aggressive 1000......     28            86          146         309
Lifestyle Growth 820...........     27            82          141         298
Lifestyle Balanced 640.........     26            80          137         290
Lifestyle Moderate 460.........     25            77          132         282
Lifestyle Conservative 280.....     24            74          127         271

         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE

AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

We are an indirect subsidiary of Manulife.

         We are a stock life insurance company organized under the laws of New York in 1992. Our principal office is located at Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"). Manulife North America is a stock life insurance company organized under the laws of Delaware in 1979. Manulife North America's principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. The principal business of Manulife North America is offering variable annuity contacts similar to those offered by us in New York, in 48 other states, the District of Columbia and Puerto Rico. Our ultimate parent is The Manufacturers Life Insurance Company ("MANULIFE"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, we were an indirect wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

         On January 20, 1998, the Board of Directors of Manulife announced that it had asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18

                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE VARIABLE ACCOUNT

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.

         We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 ACT") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has thirty-eight sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE TRUST

The Trust is a mutual fund in which the Variable Account invests that has 38 investment portfolios managed by 16 subadvisers.

         The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, Emerging Small Company Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc.

         The Trust currently has sixteen subadvisers who manage all of the portfolios:


SUBADVISER                                  TRUST PORTFOLIOS MANAGED
----------                                  ------------------------

A I M  Capital Management, Inc.             Aggressive Growth Trust
                                            Mid Cap Growth Trust

AXA Rosenberg Investment Management LLC     Small Company Value Trust

Capital Guardian Trust Company              Small Company Blend Trust
                                            U.S. Large Cap Value Trust
                                            Income & Value Trust
                                            Diversified Bond Trust

Fidelity Management Trust Company           Overseas Trust
                                            Mid Cap Blend Trust
                                            Large Cap Growth Trust

Founders Asset Management, LLC              International Small Cap Trust
                                            Balanced Trust

Franklin Advisers, Inc.                     Emerging Small Company Trust

Manufacturers Adviser Corporation           Pacific Rim Emerging Markets Trust
                                            Quantitative Equity Trust
                                            Real Estate Securities Trust
                                            Money Market Trust
                                            Lifestyle Trusts

Miller Anderson & Sherrerd, LLP             Value Trust
                                            High Yield Trust

Morgan Stanley Asset Management Inc.        Global Equity Trust

Pacific Investment Management Company       Global Bond Trust
                                            Total Return Trust

Rowe Price-Fleming International, Inc.      International Stock Trust

SUBADVISER                                  TRUST PORTFOLIOS MANAGED
----------                                  ------------------------


Salomon Brothers Asset Management Inc       Strategic Bond Trust
                                            U.S. Government Securities Trust

State Street Global Advisors                Growth Trust

T. Rowe Price Associates, Inc.              Science & Technology Trust
                                            Blue Chip Growth Trust
                                            Equity-Income Trust

Templeton Investment Counsel, Inc.          International Value Trust

Wellington Management Company, LLP          Mid Cap Stock Trust
                                            Growth and Income Trust
                                            Investment Quality Bond Trust

         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

         The EMERGING SMALL COMPANY TRUST (formerly, the Emerging Growth Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

         The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

         The OVERSEAS TRUST (formerly, the International Growth & Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

         The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and
(b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.

         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on Pacific Investment Management Company's forecast for interest rates.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("UNDERLYING PORTFOLIOS") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Trust shares.

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.


         Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment.

         You designate how your purchase payment is to be allocated among the investment options.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

        During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first Business Day under other contracts we have issued. The value of an accumulation unit for any subsequent Business Day is determined by multiplying the value of an accumulation unit for the immediately preceding Business Day by the net investment factor for that sub-account (described below) for the Business Day for which the value is being determined. Accumulation units will be valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -    Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

TRANSFERS AMONG INVESTMENT OPTIONS

Amounts invested may be transferred among investment options.

         During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         You currently are limited to a maximum of seventeen investment options (including all fixed account investment options) during the accumulation period. In calculating this limit, investment options to which you have allocated the purchase payment at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to the investment option.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only the initial purchase may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -    trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

LOANS

Some qualified contracts have a loan feature.

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans (including unpaid interest) will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

         AMOUNT OF DEATH BENEFIT. If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -    the contract value or
         - the sum of the purchase payment made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -    the contract value or
         - the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -    the contract value or
         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

         -    the contract value or
         - the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -    a certified copy of a death certificate;
         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         -    any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -    The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -    No additional purchase payments may be made.

         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the purchase payment and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

GENERAL

You have a choice of several different ways of receiving annuity benefit payments from us.

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

                  OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

                  OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

                  OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

                  OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

                  OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

                  OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY
         - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

                  OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

          The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW CONTRACT

You have a ten-day right to cancel your contract.

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

         If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

You are entitled to exercise all rights under your contract.

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "COANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

         Fixed account investment options guarantee interest of at least 3%.

         INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, in states where approved by the state insurance department, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS" below).

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" above.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against the purchase payment, contract value or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

ADMINISTRATION FEES

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract


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
value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISK CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         -    establishment or maintenance of the Variable Account,
         -    receipt of purchase payments,
         -    issuance of the contracts, or
         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 1% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,
         -    certain qualified contracts,
         - certain contracts purchased by employers upon the termination of certain qualified plans, - certain contracts used in connection with structured settlement agreements, and
         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the "INVESTMENT IN THE CONTRACT" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and
         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or
         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals prior to age 59-1/2 may incur a 10% penalty tax.

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

         -    received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor and plan fiduciary prior to taking a loan.

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -    received on or after the contract owner reaches age 59-1/2,
         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or
         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to quality for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income tax payments.

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

We may advertise our investment performance.

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. WE DO NOT ENDORSE, APPROVE OR

RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

We pay broker-dealers to sell the contracts.

         Manufacturers Securities Services, LLC ("MSS") is a Delaware limited liability company that is controlled by Manulife North America. We have a 10% equity interest in MSS. MSS is the principal underwriter and exclusive distributor of the contracts. MSS also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. MSS is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. MSS will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 2% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at Annuity Service Office, P.O. Box 9013, Boston, Massachusetts 02205-9013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

         We make extensive use of information systems in the operations of our various businesses, including for the exchange of financial data and other information with customers, suppliers and other counterparties. We also use software and information systems provided by third parties in our accounting, business and investment systems.

         The Year 2000 risk, as it is commonly known, is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of our computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in systems failures or miscalculations causing disruptions of operations, including among other things, a temporary inability to process transactions, send premium billing notices, make claims payments or engage in other normal business activities.

         The systems used by us have been assessed as part of a comprehensive written plan conducted by our ultimate parent company, The Manufacturers Life Insurance Company (collectively with its subsidiaries "MANULIFE"), to ensure that computer systems and processes of Manulife will continue to perform through the end of this century and into the next.

         In 1996, in order to make Manulife's systems Year 2000 compliant, a program was instituted to modify or replace both Manulife's information technology systems ("IT SYSTEMS") and embedded technology systems ("NON-IT SYSTEMS"). The phases of this program include (i) an inventory and assessment of all systems to determine which are critical, (ii) planning and designing the required modifications and replacements, (iii) making these modifications and replacements, (iv) testing modified or replaced systems, (v) redeploying modified or replaced systems and (vi) final management review and certification. For most IT and non-IT systems identified as critical, we have completed certification. Of those systems classified as critical, management believes that over 99% were Year 2000 compliant at the end of 1998. Management continues to focus attention on the remaining 1% of critical systems. Those that affect us are expected to be compliant by the end of the second quarter in 1999. Management believes that our non-critical systems will be Year 2000 compliant by the end of the second quarter 1999.

         In addition to efforts directed at Manulife's own systems, Manulife is presently consulting vendors, customers, and other third parties with which it deals in an effort to ensure that no material aspect of Manulife's operations will be hindered by Year 2000 problems of these third parties. This process includes providing third parties with questionnaires regarding the state of their Year 2000 readiness and, where possible or where appropriate, conducting further due diligence activities.

         Manulife recognizes the importance of preparing for the change to the Year 2000 and, in January 1999, commenced preparation of contingency plans, in the event that Manulife's Year 2000 program has not fully resolved its Year 2000 issues. The Year 2000 Project Management Office for Manulife's U.S. Division is coordinating the preparation of the Year 2000 contingency plan on behalf of U.S. Division affiliates and subsidiaries, including us. A contingency plan concerning us is targeted for completion by the end of the first quarter of 1999.

         Management currently believes that, with modifications to existing software and conversions to new software, the Year 2000 risk will not pose significant operational problems for Manulife's computer systems. As part of the Year 2000 program, critical systems were "time-shift" tested in the Year 2000 and beyond to confirm that they will continue to function properly before, during and after the change to the Year 2000. However, there can be no assurance that Manulife's Year 2000 program, including consulting third parties and its contingency planning, will avoid any material adverse effect on our operations, customer relations or financial condition. Manulife estimates the total cost of its Year 2000 program will be approximately $59 million, of which $49.5 million has been incurred through December 31, 1998; however, there can be no assurance that the actual cost incurred will not be materially higher than such estimate. Most costs will be expensed as incurred; however, those costs attributed to the purchase of new software and hardware will generally be capitalized. A proportional amount of the total cost will be allocated to us and is not expected to have a material effect on our net operating income.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and
         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                 SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period during which you make your purchase payment to us.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         THE CODE  - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-eight variable and two fixed options under the contract.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. The maturity date will not be later than the annuitant's 90th birthday.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                        TABLE OF ACCUMULATION UNIT VALUES
                            RELATING TO THE CONTRACT

SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT      NUMBER OF UNITS AT END
                                      START OF YEAR*         END OF YEAR               OF YEAR
-----------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1998                                    $12.500000            $7.656925                 0.0000
-----------------------------------------------------------------------------------------------------
Science & Technology
1998                                    $12.500000           $19.191525                 0.0000
-----------------------------------------------------------------------------------------------------
International Small Cap
1998                                    $12.500000           $14.687879                 0.0000
-----------------------------------------------------------------------------------------------------
Aggressive Growth
1998                                    $12.500000           $12.617679                 0.0000
-----------------------------------------------------------------------------------------------------
Emerging Small Company
1998                                    $12.500000           $14.310172                 0.0000
-----------------------------------------------------------------------------------------------------
Mid Cap Growth
1998                                    $12.500000           $18.869029                 0.0000
-----------------------------------------------------------------------------------------------------
Overseas
1998                                    $12.500000           $12.168562                 0.0000
-----------------------------------------------------------------------------------------------------
International Stock
1998                                    $12.500000           $14.265882                 0.0000
-----------------------------------------------------------------------------------------------------
Mid Cap Blend
1998                                    $12.500000           $22.973151                448.5880
-----------------------------------------------------------------------------------------------------
Small Company Value
1998                                    $12.500000           $11.143828                 0.0000
-----------------------------------------------------------------------------------------------------
Global Equity
1998                                    $12.500000           $18.706100               1,353.5510
-----------------------------------------------------------------------------------------------------
Growth
1998                                    $12.500000           $20.612746                 0.0000
-----------------------------------------------------------------------------------------------------
Large Cap Growth
1998                                     $12.500000          $18.982681                 0.0000
-----------------------------------------------------------------------------------------------------
Quantitative Equity
1998                                     $12.500000          $19.968902                 0.0000
-----------------------------------------------------------------------------------------------------
Blue Chip Growth
1998                                     $12.500000          $22.573222                450.5640
-----------------------------------------------------------------------------------------------------
Real Estate Securities
1998                                     $12.500000          $12.255908                 0.0000
-----------------------------------------------------------------------------------------------------
Value
1998                                     $12.500000          $14.519332                 0.0000
-----------------------------------------------------------------------------------------------------
Growth & Income
1998                                     $12.500000          $26.056725                769.6180
-----------------------------------------------------------------------------------------------------
Equity-Income
1998                                     $12.500000          $20.794388                484.3760
-----------------------------------------------------------------------------------------------------
Income & Value
1998                                     $12.500000          $16.824988                 0.0000
-----------------------------------------------------------------------------------------------------
Balanced
1998                                     $12.500000          $16.377624                 0.0000
-----------------------------------------------------------------------------------------------------
High Yield
1998                                     $12.500000          $14.008370               1,070.0530
-----------------------------------------------------------------------------------------------------

SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT     NUMBER OF UNITS AT END
                                       START OF YEAR*        END OF YEAR                OF YEAR
-----------------------------------------------------------------------------------------------------
Strategic Bond
1998                                     $12.500000          $14.243718               2,110.6450
-----------------------------------------------------------------------------------------------------
Global Bond
1998                                     $12.500000          $14.814388                 0.0000
-----------------------------------------------------------------------------------------------------
Investment Quality Bond
1998                                     $12.500000          $13.299876                 0.0000
-----------------------------------------------------------------------------------------------------
Diversified Bond
1998                                     $12.500000          $14.663990                 0.0000
-----------------------------------------------------------------------------------------------------
U.S. Government Securities
1998                                     $12.500000          $12.999698                772.4990
-----------------------------------------------------------------------------------------------------
Money Market
1998                                     $12.500000          $11.811952                 0.0000
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1998                                     $12.500000          $14.064128                 0.0000
-----------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1998                                     $12.500000          $14.623605                 0.0000
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1998                                     $12.500000          $14.591457                 0.0000
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1998                                     $12.500000          $15.096548                 0.0000
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1998                                     $12.500000          $14.950846                 0.0000
-----------------------------------------------------------------------------------------------------

* Units under this series of contracts were first credited under the sub-accounts on November 6, 1998.

                                   APPENDIX C

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -    made after the owner attains age 59-1/2;
         -    made after the owner's death;
         -    attributable to the owner being disabled; or
         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,
         -    earnings on those contributions, and
         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plans sponsored by a state of local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------



                                       of



                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                    NEW YORK



                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING








This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York, at the mailing address of the Annuity Service Office at P.O. 9013, Boston, MA 02205-9013 or by telephoning
(800) 551-2078.

      The date of this Statement of Additional Information is May 1, 1999.

--------------------------------------------------------------------------------
NYVISION.SAI599

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            Page

General Information and History...............................................3
Performance Data..............................................................3
State Premium Taxes...........................................................9
Services......................................................................9
         Independent Auditors.................................................9
         Servicing Agent......................................................10
         Principal Underwriter................................................10
Appendix A - State Premium Taxes..............................................11
Financial Statements..........................................................12

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"). We are a stock life insurance company organized under the laws of New York in 1992. Our principal office is located at Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is The Manufacturers Life Insurance Company ("MANULIFE"), a Canadian mutual life insurance company based in Toronto, Ontario, Canada. Prior to January 1, 1996, Manulife North America was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996, NAL and Manulife merged with the combined company retaining the name Manulife.

         On January 20, 1998, the Board of Directors of Manulife announced that it had asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -    redemption at the end of the time period, and
         -    not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or
         -    ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -    inception date of the portfolio, or
         -    ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, November 6, 1998, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998

                                                               SINCE INCEPTION
                                                                  OR 10 YEARS,      INCEPTION
            TRUST PORTFOLIO          1 YEAR        5 YEAR      WHICHEVER SHORTER       DATE*
----------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets         -6.17%         N/A             -21.79%          01/01/97
Science & Technology                 40.98%         N/A              23.98%          01/01/97
International Small Cap              10.03%         N/A               5.88%          03/04/96
Aggressive Growth                     2.61%         N/A               0.47%          01/01/97
Emerging Small Company               -1.57%         N/A               7.02%          01/01/97
Mid Cap Growth                       26.20%         N/A              15.71%          03/04/96
Overseas                              6.18%         N/A               5.06%          01/09/95
International Stock                  13.03%         N/A               6.85%          01/01/97
Mid Cap Blend                         7.62%        15.44%            16.36%          10/31/92
Small Company Value                  -6.28%         N/A              -8.80%          10/01/97
Global Equity                        10.42%        9.02%             12.64%          10/31/92
Growth                               21.92%         N/A              22.55%          07/15/96
Large Cap Growth                     17.17%        12.47%            12.00%          10/31/92
Quantitative Equity                  24.28%         N/A              26.47%          01/01/97
Blue Chip Growth                     26.39%        17.90%            13.38%          12/11/92
Real Estate Securities               -17.81%        N/A              -0.98%          01/01/97
Value                                -3.33%         N/A               7.80%          01/01/97
Growth & Income                      24.45%        20.36%            18.45%          10/31/92
Equity-Income                         7.42%        14.28%            14.15%          02/19/93
Income & Value                       13.21%        9.90%              9.75%          10/31/92
Balanced                             12.38%         N/A              14.51%          01/01/97
High Yield                            1.10%         N/A               5.88%          01/01/97
Strategic Bond                       -0.35%        5.88%              6.22%          02/19/93
Global Bond                           5.85%        6.00%              7.40%          10/31/92
Investment Quality Bond               6.95%        5.13%              5.68%          10/31/92
Diversified Bond                      8.87%        7.10%              7.17%          10/31/92
U.S. Government Securities            5.73%        4.84%              4.94%          10/31/92
Money Market                          3.37%        3.23%              2.81%          10/31/92
Lifestyle Aggressive 1000             3.14%         N/A               6.14%          01/07/97

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,       INCEPTION
            TRUST PORTFOLIO          1 YEAR        5 YEAR      WHICHEVER SHORTER       DATE*
----------------------------------------------------------------------------------------------
Lifestyle Growth 820                  4.47%         N/A               8.25%          01/07/97
Lifestyle Balanced 640                3.99%         N/A               8.13%          01/07/97
Lifestyle Moderate 460                7.97%         N/A              10.01%          01/07/97
Lifestyle Conservative 280            8.41%         N/A               9.47%          01/07/97

* Inception date of the sub-account of the Variable Account which invests in the portfolio.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                               SINCE INCEPTION      INCEPTION
                                                                 OR 10 YEARS,        DATE* OF
            TRUST PORTFOLIO          1 YEAR        5 YEAR      WHICHEVER SHORTER    PORTFOLIO
----------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*        -6.17%           N/A            -8.74%          10/04/94
Science & Technology                 40.98%           N/A            23.98%          01/01/97
International Small Cap              10.03%           N/A             5.88%          03/04/96
Aggressive Growth                     2.61%           N/A             0.47%          01/01/97
Emerging Small Company               -1.57%           N/A             7.02%          01/01/97
Mid Cap Growth                       26.20%           N/A            15.71%          03/04/96
Overseas                              6.18%           N/A             5.06%          01/09/95
International Stock                  13.03%           N/A             6.85%          01/01/97
Mid Cap Blend                         7.62%         15.44%           12.15%+         06/18/85
Small Company Value                  -6.28%           N/A            -8.80%          10/01/97
Global Equity                        10.42%          9.02%            8.88%+         03/18/88
Growth                               21.92%           N/A            22.55%          07/15/96
Large Cap Growth                     17.17%         12.47%            9.22%          08/03/89
Quantitative Equity*                 24.28%         17.13%           14.83%+         04/30/87
Blue Chip Growth                     26.39%         17.90%           13.38%          12/11/92
Real Estate Securities*              -17.81%         6.56%           10.72%+          4/30/87
Value                                -3.33%           N/A             7.80%          01/01/97
Growth & Income                      24.45%         20.36%           16.50%          04/23/91
Equity-Income                         7.42%         14.28%           14.15%          02/19/93
Income & Value                       13.21%          9.90%            7.91%          08/03/89
Balanced                             12.38%           N/A            14.51%          01/01/97
High Yield                            1.10%           N/A             5.88%          01/01/97
Strategic Bond                       -0.35%          5.88%            6.22%          02/19/93
Global Bond                           5.85%          6.00%            7.50%+         03/18/88
Investment Quality Bond               6.95%          5.13%            4.17%+         06/18/85
Diversified Bond                      8.87%          7.10%            6.30%          08/03/89
U.S. Government Securities            5.73%          4.84%            6.33%+         03/18/88
Money Market                          3.37%          3.23%            3.55%+         06/18/85
Lifestyle Aggressive 1000             3.14%           N/A             6.14%          01/07/97

                                                               SINCE INCEPTION      INCEPTION
                                                                 OR 10 YEARS,        DATE* OF
            TRUST PORTFOLIO          1 YEAR        5 YEAR      WHICHEVER SHORTER    PORTFOLIO
----------------------------------------------------------------------------------------------
Lifestyle Growth 820                  4.47%           N/A             8.25%          01/07/97
Lifestyle Balanced 640                3.99%           N/A             8.13%          01/07/97
Lifestyle Moderate 460                7.97%           N/A            10.01%          01/07/97
Lifestyle Conservative 280            8.41%           N/A             9.47%          01/07/97

+Ten year average annual return.
*Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                                    SINCE INCEPTION OR      INCEPTION
                                                                         10 YEARS,          DATE OF
            TRUST PORTFOLIO               1 YEAR       5 YEAR       WHICHEVER SHORTER       PORTFOLIO
-----------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*             -6.17%         N/A             -8.74%             10/04/94
Science & Technology                      40.98%         N/A             23.98%             01/01/97
International Small Cap                   10.03%         N/A              5.88%             03/04/96
Aggressive Growth                         2.61%          N/A              0.47%             01/01/97
Emerging Small Company                    -1.57%         N/A              7.02%             01/01/97
Mid Cap Growth                            26.20%         N/A             15.71%             03/04/96
Overseas                                  6.18%          N/A              5.06%             01/09/95
International Stock                       13.03%         N/A              6.85%             01/01/97
Mid Cap Blend                             7.62%        15.44%            12.15%+            06/18/85
Small Company Value                       -6.28%         N/A             -8.80%             10/01/97
Global Equity                             10.42%        9.02%             8.88%+            03/18/88
Growth                                    21.92%         N/A             22.55%             07/15/96
Large Cap Growth                          17.17%       12.47%             9.22%             08/03/89
Quantitative Equity*                      24.28%       17.13%            14.83%+            04/30/87
Blue Chip Growth                          26.39%       17.90%            13.38%             12/11/92
Real Estate Securities*                  -17.81%        6.56%            10.72%+            04/30/87
Value                                     -3.33%         N/A              7.80%             01/01/97
Growth & Income                           24.45%       20.36%            16.50%             04/23/91
Equity-Income                             7.42%        14.28%            14.15%             02/19/93
Income & Value                            13.21%        9.90%             7.91%             08/03/89
Balanced                                  12.38%         N/A             14.51%             01/01/97
High Yield                                1.10%          N/A              5.88%             01/01/97
Strategic Bond                            -0.35%        5.88%             6.22%             02/19/93
Global Bond                               5.85%         6.00%             7.50%+            03/18/88
Investment Quality Bond                   6.95%         5.13%             4.17%+            06/18/85
Diversified Bond                          8.87%         7.10%             6.30%             08/03/89
U.S. Government Securities                5.73%         4.84%             6.33%+            03/18/88
Money Market                              3.37%         3.23%             3.55%+            06/18/85
Lifestyle Aggressive 1000                 3.14%          N/A              6.14%             01/07/97

                                                                    SINCE INCEPTION OR      INCEPTION
                                                                         10 YEARS,          DATE OF
            TRUST PORTFOLIO               1 YEAR       5 YEAR       WHICHEVER SHORTER       PORTFOLIO
-----------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      4.47%          N/A              8.25%              01/07/97
Lifestyle Balanced 640                    3.99%          N/A              8.13%              01/07/97
Lifestyle Moderate 460                    7.97%          N/A             10.01%              01/07/97
Lifestyle Conservative  280               8.41%          N/A              9.47%              01/07/97

+Ten year average annual return.

*Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners.

                                    SERVICES

INDEPENDENT AUDITORS


         The financial statements of the Company at December 31, 1998 and 1997 and for the three years in the period ended December 31, 1998 and for the Variable Account at December 31, 1998 and for the two years in the period ended December 31, 1998 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -    daily updates on:
              -    accumulation unit values,
              -    variable annuity participants and transactions, and
              -    agent production and commissions;
         -    semimonthly commission statements;
         - monthly summaries of agent production and daily transaction reports;
         -    semiannual statements for contract owners; and
         -    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC, ("MSS") the successor to NASL Financial Services, Inc., a Delaware limited liability company controlled by Manulife North America, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1998 and 1997 was $12,640,836 and $3,222,530, respectively. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. in 1997 and 1996 were $8,439,218 and $7,049,687, respectively. MSS and NASL Financial Services, Inc. did not retain any of these amounts during such periods.

                                   APPENDIX A

STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                 TAX RATE
                                                 --------

                                         QUALIFIED       NON-QUALIFIED
STATE                                   CONTRACTS          CONTRACTS
----------------------------------------------------------------------

CALIFORNIA                                   .50%              2.35%
DISTRICT OF COLUMBIA                        2.25%              2.25%
KENTUCKY                                    2.00%              2.00%
MAINE                                        .00               2.00%
NEVADA                                       .00               3.50%
PUERTO RICO                                 1.00%              1.00%
SOUTH DAKOTA*                                 .00              1.25%
WEST VIRGINIA                               1.00%              1.00%
WYOMING                                       .00              1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                              FINANCIAL STATEMENTS

                                   AUDITED FINANCIAL STATEMENTS

                                   THE MANUFACTURERS LIFE
                                   INSURANCE COMPANY OF NEW YORK
                                   SEPARATE ACCOUNT A

                                   Years ended December 31, 1998 and 1997

                   The Manufacturers Life Insurance Company of
                           New York Separate Account A


                          Audited Financial Statements


                     Years ended December 31, 1998 and 1997




                                    CONTENTS

Report of Independent Auditors............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................  2
Statements of Operations and Changes in Contract Owners' Equity...........  3
Notes to Financial Statements............................................  15

[Ernst & Young LLP Letterhead]



                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A


We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A of The Manufacturers Life Insurance Company of New York as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the two years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 1998, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.



                              /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 15, 1999

     The Manufacturers Life Insurance Company of New York Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1998

ASSETS
Investments at market value:
   Sub-accounts:
     Equity Portfolio - 4,449,054 shares (cost $86,262,063)                                                     $  86,667,579
     Investment Quality Bond Portfolio - 890,257 shares (cost $10,642,952)                                         11,092,607
     Growth and Income Portfolio - 5,020,869 shares (cost $100,598,733)                                           142,743,309
     Blue Chip Growth Portfolio - 3,655,240 shares (cost $51,171,383)                                              69,157,132
     Money Market Portfolio - 2,719,016 shares (cost $27,190,158)                                                  27,190,158
     Global Equity Portfolio - 2,608,903 shares (cost $45,551,968)                                                 53,169,435
     Global Government Bond Portfolio - 639,270 shares (cost $8,709,225)                                            8,777,173
     U.S. Government Securities Portfolio - 1,332,464 shares (cost $17,656,122)                                    18,414,647
     Conservative Asset Allocation Portfolio - 673,839 shares (cost $7,603,401)                                     7,971,518
     Moderate Asset Allocation Portfolio - 2,022,056 shares (cost $23,759,966)                                     26,974,223
     Aggressive Asset Allocation Portfolio - 897,153 shares (cost $11,456,122)                                     13,690,557
     Equity-Income Portfolio - 5,097,666 shares (cost $72,778,942)                                                 90,636,502
     Strategic Bond Portfolio - 3,069,792 shares (cost $36,043,652)                                                35,977,962
     International Growth and Income Portfolio - 1,647,852 shares (cost $18,742,384)                               18,653,686
     Growth  Portfolio - 702,976 shares (cost $12,022,732)                                                         14,411,010
     Small/Mid Cap Portfolio - 1,513,053 shares (cost $23,435,699)                                                 29,913,059
     International Small Cap Portfolio - 586,199 shares (cost $8,617,091)                                           8,957,122
     Pacific Rim Emerging Markets Portfolio - 154,794 shares (cost $1,024,347)                                      1,057,240
     Science & Technology Portfolio - 921,213 shares (cost $13,858,102)                                            17,982,083
     Emerging Small Company Trust Portfolio - 209,081 shares (cost $4,860,283)                                      4,980,306
     Pilgrim Baxter Growth Portfolio - 310,552 shares (cost $3,752,790)                                             4,049,596
     International Stock Portfolio - 225,071 shares (cost $2,819,455)                                               2,921,418
     Worldwide Growth Portfolio - 169,690 shares (cost $2,492,267)                                                  2,570,809
     Quantitative Equity Portfolio - 192,591 shares (cost $4,325,984)                                               4,857,136
     Value Trust Portfolio - 578,205 shares (cost $8,689,149)                                                       8,129,567
     Real Estate Securities Portfolio - 209,487 shares (cost $3,685,448)                                            3,094,124
     Balanced Portfolio - 226,567 shares (cost $4,327,203)                                                          4,395,407
     High Yield Portfolio - 579,780 shares (cost $7,931,009)                                                        7,490,754
     Capital Growth Bond Portfolio - 65,802 shares (cost $769,090)                                                    795,551
     Lifestyle Aggressive 1000 Portfolio - 574,730 shares (cost $7,557,476)                                         7,695,639
     Lifestyle Growth 820 Portfolio - 2,726,491 shares (cost $37,144,870)                                          37,571,046
     Lifestyle Balanced 640 Portfolio - 2,572,209 shares (cost $34,351,770)                                        34,699,104
     Lifestyle Moderate 460 Portfolio - 941,858 shares (cost $12,507,036)                                          13,101,251
     Lifestyle Conservative 280 Portfolio - 404,891 shares (cost $5,230,447)                                        5,478,177
     Small Company Value Portfolio - 253,107 shares (cost $2,976,362)                                               2,877,829
                                                                                                                 ------------

Total assets                                                                                                     $828,144,716
                                                                                                                 ============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                                       $828,144,716
                                                                                                                 ============

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                             SUB-ACCOUNT
                                     ---------------------------------------------------------------------------------------------
                                                  EQUITY                    INVESTMENT QUALITY BOND          GROWTH AND INCOME
                                     ---------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                            1998             1997           1998             1997         1998              1997
                                     ---------------------------------------------------------------------------------------------
Income:
   Dividends                           $  15,130,703    $  12,486,387    $   561,373    $  466,752    $   6,612,962    $ 4,210,169
Expenses:
   Mortality & expense risk and
     administrative charges                1,145,526          973,089        140,373        98,931        1,602,622      1,011,442
                                       -------------------------------------------------------------------------------------------
Net investment income (loss)              13,985,177       11,513,298        421,000       367,821        5,010,340      3,198,727
Net realized gain (loss)                   1,007,114        1,152,410        195,010       (39,663)       3,398,048      1,459,961
Unrealized appreciation
   (depreciation) during the period       (9,138,827)      (1,707,499)        47,652       243,636       17,104,121     13,568,863
                                       -------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations          5,853,464       10,958,209        663,662       571,794       25,512,509     18,227,551
                                       -------------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                     9,156,693        9,500,943      2,092,516     1,310,962       23,975,140     17,401,810
     Transfers between sub-accounts
       and the Company                    (1,769,886)        (350,550)       895,525        28,925        8,666,092      4,249,654
     Withdrawals                          (3,542,523)      (3,231,007)      (623,663)     (387,897)      (5,289,954)    (2,405,054)
     Annual contract fee                     (43,305)         (40,938)        (3,771)       (3,433)         (53,050)       (36,410)
                                       -------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            3,800,979        5,878,448      2,360,607       948,557       27,298,228     19,210,000
                                       -------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                 9,654,443       16,836,657      3,024,269     1,520,351       52,810,737     37,437,551

Contract owners' equity at
   beginning of period                    77,013,136       60,176,479      8,068,338     6,547,987       89,932,572     52,495,021
                                       -------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $  86,667,579    $  77,013,136    $11,092,607    $8,068,338    $ 142,743,309    $89,932,572
                                       ===========================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                                 SUB-ACCOUNT
                                     ---------------------------------------------------------------------------------------------
                                             BLUE CHIP GROWTH                    MONEY MARKET                 GLOBAL EQUITY
                                     ---------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                          1998             1997             1998             1997          1998            1997
                                     ---------------------------------------------------------------------------------------------
Income:
   Dividends                           $    925,258    $  4,355,890    $  1,217,864    $    951,844    $  3,435,281    $  3,668,941
Expenses:
   Mortality & expense risk and
     administrative charges                 734,935         432,353         345,389         264,763         701,828         576,664
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)                190,323       3,923,537         872,475         687,081       2,733,453       3,092,277
Net realized gain (loss)                  1,888,866         800,939          (4,278)         (1,945)        976,295         838,480
Unrealized appreciation
   (depreciation) during the period      10,851,936       1,966,728                                       1,055,569       3,169,356
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations        12,931,125       6,691,204         868,197         685,136       4,765,317       7,100,113
                                       --------------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                   13,085,482      10,078,132      23,529,594      23,992,681       4,558,097       5,521,967
     Transfers between sub-accounts
       and the Company                    4,838,123       2,208,938     (21,232,778)    (14,589,991)        311,099      (1,298,656)
     Withdrawals                         (2,000,593)       (861,115)     (2,647,622)     (1,875,345)     (1,957,660)     (1,526,906)
     Annual contract fee                    (24,824)        (15,363)         (6,939)         (5,681)        (26,281)        (23,902)
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          15,898,188      11,410,592        (357,745)      7,521,664       2,885,255       2,672,503
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity               28,829,313      18,101,796         510,452       8,206,800       7,650,572       9,772,616

Contract owners' equity at
   beginning of period                   40,327,819      22,226,023      26,679,706      18,472,906      45,518,863      35,746,247
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 69,157,132    $ 40,327,819    $ 27,190,158    $ 26,679,706    $ 53,169,435    $ 45,518,863
                                       ============================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                         SUB-ACCOUNT
                                     ---------------------------------------------------------------------------------------------
                                            GLOBAL GOVERNMENT              U.S. GOVERNMENT           CONSERVATIVE ASSET ALLOCATION
                                                   BOND                      SECURITIES
                                     ----------------------------------------------------------------------------------------------
                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                          1998            1997            1998             1997            1998            1997
                                     ----------------------------------------------------------------------------------------------
Income:
   Dividends                           $    828,155    $    783,380    $    767,695    $    834,686    $    683,398    $    563,780
Expenses:
   Mortality & expense risk and
     administrative charges                 121,247         125,157         232,775         187,607         102,810          91,137
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)                706,908         658,223         534,920         647,079         580,588         472,643
Net realized gain (loss)                    131,303         (18,110)        188,892         118,520         122,379          35,895
Unrealized appreciation
   (depreciation) during the period        (331,938)       (505,617)        236,061         135,070         (56,020)        100,855
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations           506,273         134,496         959,873         900,669         646,947         609,393
                                       --------------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                      419,396       1,025,262       3,629,590       2,213,798         582,731         540,228
     Transfers between sub-accounts
       and the Company                     (301,107)     (1,236,660)        372,771      (1,002,548)        599,459        (520,669)
     Withdrawals                           (507,258)       (408,918)     (1,002,775)       (884,908)       (609,672)       (287,581)
     Annual contract fee                     (4,248)         (4,515)         (6,895)         (6,841)         (4,571)         (4,606)
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (393,217)       (624,831)      2,992,691         319,501         567,947        (272,628)
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  113,056        (490,335)      3,952,564       1,220,170       1,214,894         336,765

Contract owners' equity at
   beginning of period                    8,664,117       9,154,452      14,462,083      13,241,913       6,756,624       6,419,859
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $  8,777,173    $  8,664,117    $ 18,414,647    $ 14,462,083    $  7,971,518    $  6,756,624
                                       ============================================================================================


See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                                SUB-ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                              MODERATE ASSET                  AGGRESSIVE ASSET
                                                ALLOCATION                       ALLOCATION                     EQUITY INCOME
                                    -----------------------------------------------------------------------------------------------
                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                          1998            1997            1998             1997              1998            1997
                                    ------------------------------------------------------------------------------------------------
Income:
   Dividends                           $  2,721,906    $  2,264,586    $  1,432,979    $  1,038,315    $  4,886,452    $  7,869,988
Expenses:
   Mortality & expense risk and
     administrative charges                 354,371         321,851         177,019         155,411       1,183,871         920,557
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)              2,367,535       1,942,735       1,255,960         882,904       3,702,581       6,949,431
Net realized gain (loss)                    240,650         177,670         325,333         137,438       2,699,560       1,348,326
Unrealized appreciation
   (depreciation) during the period         610,351         932,989         406,423         738,123        (213,380)      7,719,775
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations         3,218,536       3,053,394       1,987,716       1,758,465       6,188,761      16,017,532
                                       --------------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                    1,976,675       1,602,078       1,088,836         869,661      10,272,190       9,213,615
     Transfers between sub-accounts
       and the Company                     (493,969)     (1,158,960)       (682,669)       (488,660)        340,674       1,275,136
     Withdrawals                         (1,870,614)       (866,466)       (626,377)       (225,655)     (3,814,029)     (2,621,838)
     Annual contract fee                    (13,415)        (13,414)         (8,315)         (7,970)        (42,132)        (36,208)
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (401,323)       (436,762)       (228,525)        147,376       6,756,703       7,830,705
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                2,817,213       2,616,632       1,759,191       1,905,841      12,945,464      23,848,237

Contract owners' equity at
   beginning of period                   24,157,010      21,540,378      11,931,366      10,025,525      77,691,038      53,842,801
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 26,974,223    $ 24,157,010    $ 13,690,557    $ 11,931,366    $ 90,636,502    $ 77,691,038
                                       ============================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                       SUB-ACCOUNT
                                 --------------------------------------------------------------------------------------------------
                                                                              INTERNATIONAL
                                          STRATEGIC BOND                    GROWTH AND INCOME                      GROWTH
                                 --------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                      1998             1997            1998              1997            1998           1997
                                 --------------------------------------------------------------------------------------------------
Income:
   Dividends                      $  2,295,167    $  1,679,486    $    918,754    $    885,754    $    378,033    $         87
Expenses:
   Mortality & expense risk and
     administrative charges            486,219         388,062         252,751         212,232         146,819          64,976
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)         1,808,948       1,291,424         666,003         673,522         231,214         (64,889)
Net realized gain (loss)               859,950         390,907         268,040         253,795         239,398         147,916
Unrealized appreciation
   (depreciation) during the
   period                           (2,696,973)        810,491          (5,437)     (1,196,179)      1,647,389         716,026
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                     (28,075)      2,492,822         928,606        (268,862)      2,118,001         799,053
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               7,609,581      10,705,119       2,337,324       4,149,234       3,141,393       2,997,064
     Transfers between
       sub-accounts and the
       Company                      (2,900,935)     (1,094,529)        (19,511)        256,352       2,270,326       1,662,952
     Withdrawals                    (1,483,625)     (1,336,309)       (804,738)       (567,740)       (347,582)       (150,147)
     Annual contract fee               (14,237)        (11,345)        (10,494)         (9,090)         (4,261)         (1,909)
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            3,210,784       8,262,936       1,502,581       3,828,756       5,059,876       4,507,960
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           3,182,709      10,755,758       2,431,187       3,559,894       7,177,877       5,307,013

Contract owners' equity at
   beginning of period              32,795,253      22,039,495      16,222,499      12,662,605       7,233,133       1,926,120
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 35,977,962    $ 32,795,253    $ 18,653,686    $ 16,222,499    $ 14,411,010    $  7,233,133
                                  ============================================================================================

See accompanying notes.
                                                                               7

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                                 SUB-ACCOUNT
                                     ---------------------------------------------------------------------------------------------
                                                                               INTERNATIONAL                      PACIFIC RIM
                                              SMALL/MID CAP                      SMALL CAP                      EMERGING MARKETS
                                     ---------------------------------------------------------------------------------------------
                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                          1998            1997            1998             1997            1998             1997
                                     ----------------------------------------------------------------------------------------------
Income:
   Dividends                                                           $     23,697    $      3,321                    $      1,220
Expenses:
   Mortality & expense risk and
     administrative charges            $    306,388    $    199,889         113,927          95,122    $      9,975           4,946
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)               (306,388)       (199,889)        (90,230)        (91,801)         (9,975)         (3,726)
Net realized gain (loss)                  1,378,269         275,484         409,189         142,993        (154,105)        (61,488)
Unrealized appreciation
   (depreciation) during the period       4,593,528       1,502,306         309,360        (156,452)        141,071        (108,178)
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations         5,665,409       1,577,901         628,319        (105,260)        (23,009)       (173,392)
                                       --------------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                    4,789,484       4,904,177         925,104       1,883,923         503,933         408,285
     Transfers between sub-accounts
       and the Company                    2,289,436       2,325,955         845,594         364,530         183,911         186,610
     Withdrawals                         (1,018,210)       (464,579)       (283,422)       (223,256)        (28,153)           (600)
     Annual contract fee                    (11,426)         (7,535)         (4,127)         (3,550)           (298)            (47)
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           6,049,284       6,758,018       1,483,149       2,021,647         659,393         594,248
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity               11,714,693       8,335,919       2,111,468       1,916,387         636,384         420,856

Contract owners' equity at
   beginning of period                   18,198,366       9,862,447       6,845,654       4,929,267         420,856
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 29,913,059    $ 18,198,366    $  8,957,122    $  6,845,654    $  1,057,240    $    420,856
                                       ============================================================================================


See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                                    SUB-ACCOUNT
                                      ---------------------------------------------------------------------------------------------
                                                 SCIENCE &                 EMERGING SMALL COMPANY               PILGRIM
                                                 TECHNOLOGY                       TRUST (1)                  BAXTER GROWTH
                                      --------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                          1998             1997            1998          1997           1998              1997
                                      --------------------------------------------------------------------------------------------
Income:
   Dividends                                           $     88,803    $     50,122
Expenses:
   Mortality & expense risk and
     administrative charges            $    140,540          40,948          53,801    $     21,107    $     39,530    $     16,862
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)               (140,540)         47,855          (3,679)        (21,107)        (39,530)        (16,862)
Net realized gain (loss)                    245,552          32,246          98,646          30,095           7,185          (4,782)
Unrealized appreciation
   (depreciation) during the period       4,315,307        (191,326)       (127,344)        247,367         220,471          76,335
                                       --------------------------------------------------------------------------------------------

Net increase (decrease) in contract
   owners' equity from operations         4,420,319        (111,225)        (32,377)        256,355         188,126          54,691
                                       --------------------------------------------------------------------------------------------

Changes from principal transactions:
   Purchase payments                      5,039,793       4,250,885       1,628,997       2,039,572         800,978       1,608,478
   Transfers between sub-accounts
     and the Company                      3,207,637       1,544,783         557,075         820,149         863,113         692,632
   Withdrawals                             (319,985)        (45,757)       (191,761)        (95,697)       (119,872)        (36,691)
   Annual contract fee                       (4,020)           (347)         (1,724)           (283)         (1,646)           (213)
                                       --------------------------------------------------------------------------------------------

Net increase (decrease) in contract
   owners' equity from principal
   transactions                           7,923,425       5,749,564       1,992,587       2,763,741       1,542,573       2,264,206
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity               12,343,744       5,638,339       1,960,210       3,020,096       1,730,699       2,318,897

Contract owners' equity at
   beginning of period                    5,638,339                       3,020,096                       2,318,897
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 17,982,083    $  5,638,339    $  4,980,306    $  3,020,096    $  4,049,596    $  2,318,897
                                       ============================================================================================

(1) Effective November 1, 1998, the Emerging Growth sub-account was renamed Emerging Small Company Trust through a vote of the Board of Directors.

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                           SUB-ACCOUNT
                                     ---------------------------------------------------------------------------------------------
                                                                                                               QUANTITATIVE
                                            INTERNATIONAL STOCK            WORLDWIDE GROWTH                      EQUITY
                                     ---------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                          1998             1997        1998             1997           1998              1997
                                     ---------------------------------------------------------------------------------------------
Income:
   Dividends                           $    43,775    $    22,697    $    13,045    $    13,596    $   297,413
Expenses:
   Mortality & expense risk and
     administrative charges                 31,689         11,181         29,659         11,839         43,301    $     9,581
                                       --------------------------------------------------------------------------------------
Net investment income (loss)                12,086         11,516        (16,614)         1,757        254,112         (9,581)
Net realized gain (loss)                    27,952         15,045         36,499         37,872         25,491         24,157
Unrealized appreciation
   (depreciation) during the period        219,452       (117,489)        88,489         (9,947)       456,874         74,278
                                       --------------------------------------------------------------------------------------

Net increase (decrease) in contract
   owners' equity from operations          259,490        (90,928)       108,374         29,682        736,477         88,854
                                       --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                     640,937      1,297,853        869,846      1,425,291      1,492,800      1,032,261
     Transfers between sub-accounts
       and  the Company                    457,349        481,899        115,421        151,565        932,023        668,825
     Withdrawals                          (102,003)       (22,120)      (110,403)       (17,954)       (83,791)        (9,016)
     Annual contract fee                    (1,001)           (58)          (914)           (99)        (1,211)           (86)
                                       --------------------------------------------------------------------------------------

Net increase (decrease) in contract
   owners' equity from principal
   transactions                            995,282      1,757,574        873,950      1,558,803      2,339,821      1,691,984
                                       --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity               1,254,772      1,666,646        982,324      1,588,485      3,076,298      1,780,838

Contract owners' equity at
   beginning of period                   1,666,646                     1,588,485                     1,780,838
                                       --------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 2,921,418    $ 1,666,646    $ 2,570,809    $ 1,588,485    $ 4,857,136    $ 1,780,838
                                       ======================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                             SUB-ACCOUNT
                                       --------------------------------------------------------------------------------------
                                                                             REAL ESTATE
                                               VALUE TRUST                    SECURITIES                  BALANCED
                                       --------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                          1998             1997          1998           1997          1998           1997
                                       --------------------------------------------------------------------------------------
Income:
   Dividends                           $   268,076    $   121,213    $   340,740                   $   274,564
Expenses:
   Mortality & expense risk and
     administrative charges                 94,438         24,617         40,096    $    14,364         36,138    $     4,012
                                       --------------------------------------------------------------------------------------
Net investment income (loss)               173,638         96,596        300,644        (14,364)       238,426         (4,012)
Net realized gain (loss)                    81,939         54,041       (115,048)        75,356          9,117          3,982
Unrealized appreciation
   (depreciation) during the period       (595,649)        36,067       (775,195)       183,871         35,848         32,356
                                       --------------------------------------------------------------------------------------

Net increase (decrease) in contract
   owners' equity from operations         (340,072)       186,704       (589,599)       244,863        283,391         32,326
                                       --------------------------------------------------------------------------------------

Changes from principal transactions:
   Purchase payments                     3,119,814      3,080,913        940,108      1,668,997      1,602,611        583,883
   Transfers between sub-accounts
     and the Company                     1,619,109        711,554        636,804        369,754      1,705,099        237,500
   Withdrawals                            (220,984)       (24,773)      (166,110)        (9,622)       (47,399)        (1,275)
   Annual contract fee                      (2,510)          (188)          (982)           (89)          (725)            (4)
                                       --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          4,515,429      3,767,506      1,409,820      2,029,040      3,259,586        820,104
                                       --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity               4,175,357      3,954,210        820,221      2,273,903      3,542,977        852,430

Contract owners' equity at
   beginning of period                   3,954,210                     2,273,903                       852,430
                                       --------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 8,129,567    $ 3,954,210    $ 3,094,124    $ 2,273,903    $ 4,395,407    $   852,430
                                       ======================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                               SUB-ACCOUNT
                                        -------------------------------------------------------------------------------------------
                                                                                 CAPITAL                        LIFESTYLE
                                                 HIGH YIELD                    GROWTH BOND                   AGGRESSIVE 1000
                                        -------------------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                            1998            1997            1998            1997            1998            1997
                                        -------------------------------------------------------------------------------------------
Income:
   Dividends                            $   543,274     $   145,840     $    28,804                     $   305,318     $    25,615
Expenses:
   Mortality & expense risk and
     administrative charges                  86,517          29,216           9,656     $     2,231          83,756          31,492
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                456,757         116,624          19,148          (2,231)        221,562          (5,877)
Net realized gain (loss)                    115,549          49,427           7,917           5,380          73,870          16,091
Unrealized appreciation
   (depreciation) during the period        (500,323)         60,068          16,427          10,034         (15,084)        153,247
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations            71,983         226,119          43,492          13,183         280,348         163,461
                                        -------------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                    3,600,414       3,947,397         598,774         308,180       3,077,092       3,805,176
     Transfers between sub-accounts
       and the Company                      256,649        (234,593)       (198,882)         96,961        (268,897)        941,364
     Withdrawals                           (348,311)        (27,399)        (62,706)         (3,280)       (290,307)         (6,907)
     Annual contract fee                     (1,447)            (58)           (166)             (5)         (5,347)           (344)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           3,507,305       3,685,347         337,020         401,856       2,512,541       4,739,289
                                        -------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                3,579,288       3,911,466         380,512         415,039       2,792,889       4,902,750

Contract owners' equity at
   beginning of period                    3,911,466                         415,039                       4,902,750
                                        -------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                               $ 7,490,754     $ 3,911,466     $   795,551     $   415,039     $ 7,695,639     $ 4,902,750
                                        ===========================================================================================


See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                               SUB-ACCOUNT
                                       --------------------------------------------------------------------------------------------
                                               LIFESTYLE                        LIFESTYLE                      LIFESTYLE
                                               GROWTH 820                      BALANCED 640                    MODERATE 460
                                       --------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                           1998            1997            1998            1997            1998            1997
                                       --------------------------------------------------------------------------------------------
Income:
   Dividends                           $  1,767,734    $    233,491    $  1,583,990    $    295,156    $    496,729    $    136,780
Expenses:
   Mortality & expense risk and
     administrative charges                 431,445         142,644         390,197         132,309         142,347          45,898
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)              1,336,289          90,847       1,193,793         162,847         354,382          90,882
Net realized gain (loss)                    357,181          21,224         293,921          30,037          80,885             469
Unrealized appreciation
   (depreciation) during the period        (312,708)        738,884        (390,020)        737,354         357,260         236,955
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations         1,380,762         850,955       1,097,694         930,238         792,527         328,306
                                       --------------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                   15,208,587      17,308,083      13,654,532      16,773,691       5,735,053       4,527,287
     Transfers between sub-accounts
       and the Company                     (657,869)      5,044,274         561,143       3,245,867         414,134       1,713,547
     Withdrawals                         (1,326,866)       (220,725)     (1,185,813)       (366,383)       (349,708)        (56,284)
     Annual contract fee                    (15,608)           (547)        (11,425)           (440)         (3,558)            (53)
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          13,208,244      22,131,085      13,018,437      19,652,735       5,795,921       6,184,497
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity               14,589,006      22,982,040      14,116,131      20,582,973       6,588,448       6,512,803

Contract owners' equity at
   beginning of period                   22,982,040                      20,582,973                       6,512,803
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 37,571,046    $ 22,982,040    $ 34,699,104    $ 20,582,973    $ 13,101,251    $  6,512,803
                                       ============================================================================================


See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                              SUB-ACCOUNT
                                        -------------------------------------------------------------------------------------
                                                   LIFESTYLE                    SMALL
                                                 CONSERVATIVE 280            COMPANY VALUE               TOTAL
                                        -------------------------------------------------------------------------------------
                                                   YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                             1998              1997              1998              1998              1997
                                        -------------------------------------------------------------------------------------
Income:
   Dividends                            $     162,598     $      42,545     $         512     $  48,996,371     $  43,190,322
Expenses:
   Mortality & expense risk and
     administrative charges                    51,871            12,554            22,160         9,885,986         6,675,044
                                        -------------------------------------------------------------------------------------
Net investment income (loss)                  110,727            29,991           (21,648)       39,110,385        36,515,278
Net realized gain (loss)                       36,948            (8,788)          (79,550)       15,473,967         7,541,380
Unrealized appreciation
   (depreciation) during the period           179,655            68,075           (98,533)       27,635,813        30,266,422
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             327,330            89,278          (199,731)       82,220,165        74,323,080
                                        -------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                      3,398,468         1,530,748         2,148,651       177,231,214       173,507,634
     Transfers between sub-accounts
       and the Company                         82,618           205,923           991,569         5,486,250         7,509,833
     Withdrawals                             (141,941)          (12,896)          (62,404)      (33,588,834)      (19,282,100)
     Annual contract fee                       (1,284)              (67)             (256)         (336,413)         (235,638)
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             3,337,861         1,723,708         3,077,560       148,792,217       161,499,729
                                        -------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  3,665,191         1,812,986         2,877,829       231,012,382       235,822,809

Contract owners' equity at
   beginning of period                      1,812,986                                           597,132,334       361,309,525
                                        -------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                               $   5,478,177     $   1,812,986     $   2,877,829     $ 828,144,716     $ 597,132,334
                                        =====================================================================================


See accompanying notes.

                   The Manufacturers Life Insurance Company of
                           New York Separate Account A

                          Notes to Financial Statements

                                December 31, 1998


1.  ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-five sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The account includes three contracts, distinguished principally by the level of expenses and surrender charges. These three contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10) and Vision Variable Annuity 24 (VIS24). The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). MNA is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc.
(MWL). MWL holds all the outstanding shares of MNA and Wood Logan Associates, Inc. (Wood Logan). The Manufacturers Life Insurance Company (MLI) owns all Class A shares of MWL, representing 85% of the voting shares of MWL. Certain employees of Wood Logan own all Class B shares, which represent the remaining 15% voting interest in MWL.

On December 23, 1997, a new sub-account, Small Company Value, commenced operations. Although the fund was available to contract owners in 1997, no investments were made until 1998.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

                    The Manufacturers Life Insurance Company
                         of New York Separate Account A

                    Notes to Financial Statements (continued)



2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

3.  AFFILIATED COMPANY TRANSACTIONS

Administrative services necessary for the operation of the Account are performed by the Company. The Company had an underwriting agreement with its affiliate, NASL Financial Services, Inc. (NASL Financial). NASL Financial had an agreement with Wood Logan to promote the sale of annuity contracts. On October 1, 1997, NASL Financial ceased operations, and certain assets and liabilities of NASL Financial were contributed to form a new company, Manufacturers Securities Services LLC (MSS), for a 99.9% ownership interest by MNA. Effective October 1, 1998, MNA contributed 10% of MSS to MNY in accordance with the New York Insurance Departments approval. MSS has an Administrative Services Agreement with Wood Logan for marketing services for the sale of annuity contracts. Certain officers of the Account are officers and directors of the Company or the Trust.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is generally deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9 and VEN10 contracts are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

                    The Manufacturers Life Insurance Company
                         of New York Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 1998.

                                                                               PURCHASES             SALES
                                                                          -------------------- -------------------
Equity Portfolio                                                              $  23,819,779       $    6,033,623
Investment Quality Bond Portfolio                                                 5,800,711            3,019,104
Growth and Income Portfolio                                                      39,366,248            7,057,680
Blue Chip Growth Portfolio                                                       20,470,714            4,382,203
Money Market Portfolio                                                           43,948,037           43,433,307
Global Equity Portfolio                                                          11,983,061            6,364,353
Global Government Bond Portfolio                                                  2,599,399            2,285,708
U.S. Government Securities Portfolio                                              9,896,611            6,369,000
Conservative Asset Allocation Portfolio                                           2,312,943            1,164,408
Moderate Asset Allocation Portfolio                                               4,975,316            3,009,104
Aggressive Asset Allocation Portfolio                                             2,657,095            1,629,660
Equity-Income Portfolio                                                          18,293,488            7,834,204
Strategic Bond Portfolio                                                         13,646,515            8,626,783
International Growth and Income Portfolio                                         5,757,906            3,589,322
Growth Portfolio                                                                  6,216,076              924,986
Small/Mid Cap Portfolio                                                          11,066,758            5,323,862
International Small Cap Portfolio                                                 4,826,543            3,433,624
Pacific Rim Emerging Markets Portfolio                                            1,072,136              422,718
Science & Technology Portfolio                                                    9,337,732            1,554,847
Emerging Small Company Portfolio                                                  2,932,042              943,134
Pilgrim Baxter Growth Portfolio                                                   2,000,077              497,034
International Stock Portfolio                                                     1,627,612              620,244
Worldwide Growth Portfolio                                                        1,324,755              467,419
Quantitative Equity Portfolio                                                     2,858,725              264,792
Value Trust Portfolio                                                             5,639,217              950,150
Real Estate Securities Portfolio                                                  2,638,677              928,213
Balanced Portfolio                                                                3,887,472              389,460
High Yield Portfolio                                                              6,019,474            2,055,412
Capital Growth Bond Portfolio                                                       895,462              539,294
Lifestyle Aggressive 1000 Portfolio                                               3,775,713            1,042,052
Lifestyle Growth 820 Portfolio                                                   19,028,183            4,507,852
Lifestyle Balanced 640 Portfolio                                                 17,914,385            3,728,248
Lifestyle Moderate 460 Portfolio                                                  7,450,467            1,308,674
Lifestyle Conservative 280 Portfolio                                              4,110,136              663,311
Small Company Value Portfolio                                                     3,556,043              500,131
                                                                          -------------------- -------------------

Total                                                                          $323,705,508         $135,863,916
                                                                          ==================== ===================

                    The Manufacturers Life Insurance Company
                         of New York Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1998 and 1997 and the accumulation units and dollar value outstanding at December 31, 1998 are as follows:

                                                       1997                            1998
                                                 ---------------- -----------------------------------------------
                                                       UNIT            UNIT
                                                      VALUE            VALUE          UNITS          DOLLARS
                                                 ---------------- -----------------------------------------------
Equity Sub-Account:
   Ven 9 and Ven 10 Contracts                       $29.002593        $31.289551       2,769,528   $  86,657,274
   Vis 24 Contracts                                   -                22.973151             449          10,305
                                                                                 --------------------------------
                                                                                       2,769,977      86,667,579

Investment Quality Bond Sub-Account:
   Ven 9 and Ven 10 Contracts                        18.336912         19.660365         564,212      11,092,607

Growth and Income Sub-Account:
   Ven 9 and Ven 10 Contracts                        26.431239         32.976967       4,327,968     142,723,255
   Vis 24 Contracts                                   -                26.056725             770          20,054
                                                                                 --------------------------------
                                                                                       4,328,738     142,743,309

Blue-Chip Growth Sub-Account:
   Ven 9 and Ven 10 Contracts                        17.134232         21.710674       3,184,929      69,146,961
   Vis 24 Contracts                                   -                22.573222             451          10,171
                                                                                 --------------------------------
                                                                                       3,185,380      69,157,132

Money Market Sub-Account:
   Ven 9 and Ven 10 Contracts                        15.241915         15.794513       1,721,494      27,190,158

Global Equity Sub-Account:
   Ven 9 and Ven 10 Contracts                        21.770913         24.098970       2,205,244      53,144,115
   Vis 24 Contracts                                   -                18.706100           1,354          25,320
                                                                                 --------------------------------
                                                                                       2,206,598      53,169,435

Global Government Bond Sub-Account:
   Ven 9 and Ven 10 Contracts                        20.104158         21.333144         411,434       8,777,173

U.S. Government Securities Sub-Account
   Ven 9 and Ven 10 Contracts                        17.535478         18.587049         990,184      18,404,605
   Vis 24 Contracts                                   -                12.999698             773          10,042
                                                                                 --------------------------------
                                                                                         990,957      18,414,647

                    The Manufacturers Life Insurance Company
                         of New York Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES (CONTINUED)

                                                       1997                            1998
                                                 ---------------- -----------------------------------------------
                                                       UNIT            UNIT
                                                      VALUE            VALUE          UNITS          DOLLARS
                                                 ---------------- -----------------------------------------------
Conservative Asset Allocation Sub-Account:
   Ven 9 and Ven 10 Contracts                       $16.607511        $18.125951         439,785   $   7,971,518

Moderate Asset Allocation Sub-Account:
   Ven 9 and Ven 10 Contracts                        18.276161         20.742457       1,300,435      26,974,223

Aggressive Asset Allocation Sub-Account:
   Ven 9 and Ven 10 Contracts                        19.614359         23.040505         594,195      13,690,557

Equity-Income Sub-Account:
   Ven 9 and Ven 10 Contracts                        20.479412         22.054902       4,109,129      90,626,430
   Vis 24 Contracts                                   -                20.794388             484          10,072
                                                                                 --------------------------------
                                                                                       4,109,613      90,636,502

Strategic Bond Sub-Account:
   Ven 9 and Ven 10 Contracts                        14.500997         14.486687       2,481,444      35,947,898
   Vis 24 Contracts                                   -                14.243718           2,111          30,064
                                                                                 --------------------------------
                                                                                       2,483,555      35,977,962

International Growth and Income Sub-Account:
   Ven 9 and Ven 10 Contracts                        11.545714         12.290162       1,517,774      18,653,686

Growth Sub-Account:
   Ven 9 and Ven 10 Contracts                        16.968111         20.739989         694,842      14,411,010

Small/Mid-Cap Sub-Account:
   Ven 9 and Ven 10 Contracts                        15.020670         19.002856       1,574,135      29,913,059

International Small-Cap Sub-Account:
   Ven 9 and Ven 10 Contracts                        13.410016         14.792077         605,535       8,957,122

Pacific Rim Emerging Markets Sub-Account:
   Ven 9 and Ven 10 Contracts                         8.180904          7.695249         137,389       1,057,240

                    The Manufacturers Life Insurance Company
                         of New York Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES (CONTINUED)

                                                       1997                            1998
                                                 ---------------- -----------------------------------------------
                                                       UNIT            UNIT
                                                      VALUE            VALUE          UNITS          DOLLARS
                                                 ---------------- -----------------------------------------------
Science & Technology Sub-Account:
   Ven 9 and Ven 10 Contracts                       $13.647195        $19.287390         932,323     $17,982,083

Emerging Small Company Sub-Account:
   Ven 9 and Ven 10 Contracts                        14.574077         14.381705         346,295       4,980,306

Pilgrim Baxter Growth Sub-Account
   Ven 9 and Ven 10 Contracts                        12.327066         12.680777         319,349       4,049,596

International Stock Sub-Account:
   Ven 9 and Ven 10 Contracts                        12.652231         14.337171         203,765       2,921,418

Worldwide Growth Sub-Account:
   Ven 9 and Ven 10 Contracts                        13.965674         14.936768        172,113      $2,570,809

Quantitative Equity Sub-Account:
   Ven 9 and Ven 10 Contracts                        16.107191         20.068624        242,026       4,857,136

Value Trust Sub-Account:
   Ven 9 and Ven 10 Contracts                        15.057118         14.591878        557,130       8,129,567

Real Estate Securities Sub-Account:
   Ven 9 and Ven 10 Contracts                        14.949140         12.317190        251,204       3,094,124

Balanced Sub-Account:
   Ven 9 and Ven 10 Contracts                        14.609853         16.459454        267,045       4,395,407

High-Yield Sub-Account:
   Ven 9 and Ven 10 Contracts                        13.890491         14.078376        531,010       7,475,764
   Vis 24 Contracts                                   -                14.008370          1,070          14,990
                                                                                 --------------------------------
                                                                                        532,080       7,490,754

Capital Growth Bond Sub-Account:
   Ven 9 and Ven 10 Contracts                        13.475788         14.344530         55,460         795,551

Lifestyle Aggressive 1000 Sub-Account:
   Ven 9 and Ven 10 Contracts                        13.669625         14.134419        544,461       7,695,639

Lifestyle Growth 820 Sub-Account:
   Ven 9 and Ven 10 Contracts                        14.033299         14.696667      2,556,433      37,571,046

                    The Manufacturers Life Insurance Company
                         of New York Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES (CONTINUED)

                                                       1997                            1998
                                                 ---------------- -------------------------------------------------
                                                       UNIT            UNIT
                                                      VALUE            VALUE          UNITS           DOLLARS
                                                 ---------------- -------------------------------------------------
Lifestyle Balanced 640 Sub-Account:
   Ven 9 and Ven 10 Contracts                       $14.066417        $14.664362      2,366,220      $  34,699,104

Lifestyle Moderate 460 Sub-Account:
   Ven 9 and Ven 10 Contracts                        14.016704         15.171965        863,517         13,101,251

Lifestyle Conservative 280 Sub-Account:
   Ven 9 and Ven 10 Contracts                        13.825120         15.025549        364,591          5,478,177

Small Company Value Sub-Account:
   Ven 9 and Ven 10 Contracts                                          11.178700        257,439          2,877,829
                                                                                                 ------------------

Total Contract Owners' Equity                                                                         $828,144,716
                                                                                                 ==================

7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8.  YEAR 2000 ISSUES (UNAUDITED)

The Year 2000 risk is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The effects of the Year 2000 risk may be experienced before, on, or after January 1, 2000 and, if not addressed, could result in systems failures or miscalculations causing disruptions of normal business operations. It is not possible to be certain that the Company's Year 2000 program will fully resolve all aspects of the Year 2000 risk, including those related to third parties.

                         AUDITED FINANCIAL STATEMENTS

                         THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                         Years ended December 31, 1998, 1997 and 1996

              The Manufacturers Life Insurance Company of New York

                          Audited Financial Statements


                  Years ended December 31, 1998, 1997 and 1996




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets................................................................2
Statements of Income..........................................................3
Statements of Changes in Shareholder's Equity.................................4
Statements of Cash Flows......................................................5
Notes to Financial Statements.................................................6

                         Report of Independent Auditors


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company and hereinafter referred to as the Company) as of December 31, 1998 and 1997, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                              /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 22, 1999

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
BALANCE SHEETS


As at December 31
ASSETS  ($ thousands)                                                              1998                    1997
--------------------------------------------------------------------------------------------------------------------
Investments
   Fixed  maturity  securities  available-for-sale,  at fair  value
     (note 3)                                                            $      125,088        $       129,151
   (amortized cost:  1998 $120,902; 1997 $126,714)
   Investment in unconsolidated affiliate                                           175                      -
   Policy loans                                                                     552                    398
   Short-term investments                                                        10,032                  9,998
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                        $      135,847        $       139,547
--------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                $        5,946        $         1,431
Accrued investment income                                                         3,073                  2,401
Deferred acquisition costs (note 4)                                              36,831                 28,364
Other assets                                                                      1,834                    231
Separate account assets                                                         833,693                597,193
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    1,017,224        $       769,167
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
--------------------------------------------------------------------------------------------------------------------
Liabilities:
   Policyholder liabilities and accruals                                 $       94,492        $        86,611
   Payable to affiliates                                                          4,114                  4,345
   Deferred income taxes (note 5)                                                 3,615                  2,269
   Other liabilities                                                              1,943                    987
   Separate account liabilities                                                 833,693                597,193
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $      937,857        $       691,405
--------------------------------------------------------------------------------------------------------------------
Shareholder's equity:
   Common stock (note 6)                                                 $        2,000        $         2,000
   Additional paid-in capital                                                    72,706                 72,531
   Retained earnings                                                              3,209                  2,136
   Accumulated other comprehensive income                                         1,452                  1,095
--------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                               $       79,367        $        77,762
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                               $    1,017,224        $       769,167
--------------------------------------------------------------------------------------------------------------------


See accompanying notes

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF INCOME


For the years ended December 31
 ($ thousands)                                                              1998             1997              1996
--------------------------------------------------------------- ------------------- ---------------- ----------------

REVENUES:
     Fees from separate accounts and policyholder liabilities     $       10,961    $       7,395    $        4,762
     Net investment income (note 3)                                        9,786            6,717             5,224
     Net realized investment gains                                           713              769                89
--------------------------------------------------------------- ------------------- ---------------- ----------------
TOTAL REVENUE                                                     $       21,460    $      14,881    $       10,075
--------------------------------------------------------------- ------------------- ---------------- ----------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                             $        4,603    $       4,747    $        4,189
     Amortization of deferred acquisition costs (note 4)                   4,849            3,393             2,319
     Other insurance expenses                                             10,359            5,845             1,192
--------------------------------------------------------------- ------------------- ---------------- ----------------
TOTAL BENEFITS AND EXPENSES                                       $       19,811    $      13,985    $        7,700
--------------------------------------------------------------- ------------------- ---------------- ----------------
INCOME BEFORE INCOME TAXES                                        $        1,649    $         896    $        2,375
--------------------------------------------------------------- ------------------- ---------------- ----------------
INCOME TAXES (note 5)                                             $          576    $         310    $          833
--------------------------------------------------------------- ------------------- ---------------- ----------------
NET INCOME                                                        $        1,073    $         586    $        1,542
--------------------------------------------------------------- ------------------- ---------------- ----------------


See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY




                                                                                        Accumulated
                                                                                           Other          Total
                                             Common       Additional      Retained     Comprehensive  Shareholder's
  ($ thousands)                               Stock    Paid-in Capital    Earnings        Income         Equity
  -------------------------------------------------------------------------------------------------------------------

  Balance at January 1, 1996                  $2,000        $ 11,500       $     8       $  1,704       $   15,212
  Capital contribution                                        13,300                                        13,300
  Comprehensive income (note 2)                                              1,542         (1,285)             257
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1996                  $2,000        $ 24,800       $ 1,550       $    419       $   28,769
  Capital contribution                                        47,731                                        47,731
  Comprehensive income (note 2)                                                586            676            1,262
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $2,000        $ 72,531       $ 2,136       $  1,095       $   77,762
  Capital contribution                                           175                                           175
  Comprehensive income (note 2)                                              1,073            357            1,430
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                  $2,000        $ 72,706       $ 3,209       $  1,452       $   79,367
  -------------------------------------------------------------------------------------------------------------------


See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CASH FLOWS

For the years ended December 31
($ thousands)                                                                         1998         1997          1996
---------------------------------------------------------------------------- --------------- ------------ ------------
OPERATING ACTIVITIES:
Net income                                                                     $     1,073     $    586     $   1,542
Adjustments  to  reconcile  net  income to net cash (used in)  provided  by operating activities:
     Amortization of bond discount and premium                                          434         333           141
     Net realized investment gains                                                     (713)       (769)          (89)
     Provision for deferred income tax                                                1,153         (29)          220
     Amortization of deferred acquisition costs                                       4,849       3,393         2,319
     Policy acquisition costs deferred                                              (14,515)    (11,684)       (7,224)
     Return credited to policyholders and other benefits                              4,603       4,747         4,189
     Changes in assets and liabilities:
         Accrued investment income                                                     (672)       (873)           (7)
         Other assets                                                                (1,603)        (80)          196
         Payable to affiliates                                                         (231)      2,328           865
         Other liabilities                                                              956         115          (153)
---------------------------------------------------------------------------- --------------- ------------ ------------
Net cash (used in) provided by operating activities                            $     (4,666)   $ (1,933)    $   1,999
---------------------------------------------------------------------------- --------------- ------------ ------------
INVESTING ACTIVITIES:
Fixed maturity securities sold, matured or repaid                              $    30,591    $  59,307     $  31,659
Fixed maturity securities purchased                                                (24,500)    (103,383)      (41,409)
Net change in short-term investments                                                   (34)      (6,011)       (3,985)
Policy loans advanced, net                                                            (154)        (215)         (116)
---------------------------------------------------------------------------- --------------- ------------ ------------
Cash provided by (used in) investing activities                                $     5,903    $ (50,302)    $ (13,851)
---------------------------------------------------------------------------- --------------- ------------ ------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder funds                                14,212       17,212        18,408
Return of policyholder funds                                                       (10,934)     (15,382)      (24,676)
Change in notes payable                                                                   -            -       (2,000)
Capital contribution by parent                                                            -      47,731        13,300
---------------------------------------------------------------------------- --------------- ------------ ------------
CASH PROVIDED BY FINANCING ACTIVITIES                                          $     3,278     $ 49,561     $   5,032
---------------------------------------------------------------------------- --------------- ------------ ------------
Cash and cash equivalents:
Increase (decrease) during the year                                                   4,515      (2,674)       (6,820)
Balance, beginning of year                                                            1,431       4,105        10,925
---------------------------------------------------------------------------- --------------- ------------ ------------
BALANCE, END OF YEAR                                                           $     5,946     $  1,431     $   4,105
---------------------------------------------------------------------------- --------------- ------------ ------------

See accompanying notes

The Manufacturers Life Insurance Company of New York

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                            (In Thousands of Dollars)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (First North American Life Assurance Company prior to October 1, 1997, and hereinafter referred to as "the Company"), is a stock life insurance company which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department ("the Department") granted the Company a license to operate on July 22, 1992. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as "MNA"), which is in turn a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. ("MWL"). MWL is 62.5% owned by The Manufacturers Life Insurance Company
         (USA) (ManUSA), 22.5% by MRL Holding, LLC, ("MRL") and 15% by minority interest shareholders. ManUSA and MRL are indirectly wholly-owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife Financial"), a federally chartered Canadian mutual life insurance company.

         The Company issues individual and group annuity and individual life insurance contracts (collectively, the contracts) in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a non-insulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in shares of the various portfolios of the Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         Prior to October 1, 1997, the Company sold and administered only combination fixed and variable annuity products. On October 21, 1997, the Company received approval from the Department for a revised plan of operations which expanded its product offerings. MNA contributed $47,731 to the Company in support of the revised plan of operations.

         Prior to October 1, 1997, NASL Financial Services Inc. ("NASL Financial"), an affiliate of the Company, acted as investment adviser to MIT and as principal underwriter of the annuity contracts issued by the Company. Effective October 1, 1997, Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial and an affiliate of the Company, replaced NASL Financial as the investment advisor to MIT and as the principal underwriter for the variable contracts and exclusive distributor of all contracts issued by the Company.

         Prior to October 1, 1997, Wood Logan Associates Inc. ("WLA"), a subsidiary of MWL, acted as the promotional agent for the sale of the Company's contracts. Since October 1, 1997, marketing services for the sale of all contracts issued by the Company and other services are provided by certain affiliates of the Company pursuant to an Administrative Services Agreement and an Investment Services Agreement between the Company and Manulife Financial. Currently, services are provided by Manulife Financial, WLA, MNA, and ManUSA.

         On October 31, 1998, the Company received a 10% interest in the members' equity of MSS from MNA, the managing member of MSS. The Company treated the receipt of its equity interest as a contribution to paid-in capital of $175.

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP").

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

      b) RECENT ACCOUNTING STANDARDS

         i) During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose annual financial statements. Comprehensive income includes all changes in shareholder's equity during a period except those resulting from investments by and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

         Total comprehensive income was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                           1998          1997         1996
          ---------------------------------------------------------------- -------------- ------------ -------------
          NET INCOME                                                         $   1,073     $     586     $  1,542
          ---------------------------------------------------------------- -------------- ------------ -------------
          Other comprehensive income, net of tax:
            Unrealized holding gains (losses) arising during the year              820         1,176       (1,227)
              Less:
             Reclassification  adjustment  for realized gains included in
             net Income                                                            463           500           58
          ---------------------------------------------------------------- -------------- ------------ -------------
          Other comprehensive income (loss)                                        357           676       (1,285)
          ---------------------------------------------------------------- -------------- ------------ -------------
          COMPREHENSIVE INCOME                                               $   1,430     $   1,262     $    257
          ---------------------------------------------------------------- -------------- ------------ -------------


          Other comprehensive income (loss) is reported net of taxes of $192, $364, and ($692) for 1998, 1997, and 1996, respectively.

ii) During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 establishes standards for the disclosure of information about the Company's operating segments, including disclosures about products and services, geographic areas, and major customers. The adoption of SFAS No. 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The Company reports three business segments:
          Annuities, Savings and Retirement Services, and Life Insurance. The Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company or in the general account of the Company, with investment returns accumulating on a tax-deferred basis. The Savings and Retirement Services segment offers 401(k) products to customers in the State of New York. The Individual Life Insurance segment offers traditional non-participating life insurance to the New York market. The Savings and Retirement Services segment was launched in mid - 1998 and the Individual Life Insurance segment was launched in late 1997. Both these segments are considered to be in the start-up phase.
          No significant assets or revenues have been generated to date in these two segments. Start-up costs, on a pre-tax basis, reported for these two segments totaled approximately $534 and $2,399, respectively in 1998 and $1,551 for the Individual Life Insurance segment in 1997. The following is a summary of the contribution to net income of the three business segments:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                    1998            1997             1996
          -------------------------------------------------------- ----------------- --------------- ---------------
          Annuities                                                    $  2,623          $   1,594       $   1,542
          Savings and Retirement Services                                  (318)                 -               -
          Life Insurance                                                 (1,232)            (1,008)              -
          -------------------------------------------------------- ----------------- --------------- ---------------
          NET INCOME (LOSS)                                            $  1,073          $     586       $   1,542
          -------------------------------------------------------- ----------------- --------------- ---------------

      c) INVESTMENTS

         The Company classifies all of its fixed maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

         The cost of fixed maturity securities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

         For the mortgage-backed bond portion of the fixed maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy  loans  are  reported  at  aggregate   unpaid   balances   which
         approximate fair value.

         Short-term investments which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

      d) CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      e) DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

      f) POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities equal the policyholder account value for the fixed portion of annuity contracts and for investment pension contracts with no substantial mortality risk. Account values are increased for deposits received and interest credited and are reduced by withdrawals. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

      g) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other shareholders. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

      h) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due and currently are included in Fees from Separate Accounts and Policyholder Liabilities in the statements of income. Investment income is recorded as revenue when due.

      i) POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      j) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

3.       INVESTMENTS AND INVESTMENT INCOME

      a) FIXED MATURITY SECURITIES

         At December 31, 1998 and 1997, all fixed maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                    GROSS           GROSS
                                             AMORTIZED COST      UNREALIZED       UNREALIZED          FAIR VALUE
        AS AT DECEMBER 31,                                          GAINS           LOSSES
        ($ thousands)                        1998       1997      1998    1997   1998    1997        1998      1997
        ------------------------------- ----------- ---------- -------- ------- ------- ------- ---------- ---------
        U.S. government                 $  11,018   $  7,422   $   591  $  284    ($15) $       $  11,594  $  7,706
                                                                                             -
        Corporate securities               99,696    108,682     3,321   1,879     (35)    (23)   102,982   110,538
        Mortgage-backed securities          6,680      5,016       125      69     (21)      -      6,784     5,085
        Foreign governments                 2,449          -       111       -       -       -      2,560         -
        States/political subdivisions       1,059      5,594       109     228       -       -      1,168     5,822
        ------------------------------- ----------- ---------- -------- ------- ------- ------- ---------- ---------
        Total fixed maturity securities $ 120,902   $126,714   $ 4,257  $2,460    ($71)   ($23) $ 125,088  $129,151
        ------------------------------- ----------- ---------- -------- ------- ------- ------- ---------- ---------

         Proceeds from sales of fixed maturity securities during 1998 were $17,985 (1997 $45,217; 1996 $6,559). Gross gains of $715 and gross losses of $2 were realized on those sales (1997 $772 and $6; 1996 $91 and $2 respectively).

         The contractual maturities of fixed maturity securities at December 31, 1998 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                    AMORTIZED COST           FAIR VALUE
         -----------------------------------------------------------------------------------------------------------
         FIXED MATURITY SECURITIES
            One year or less                                                  $ 13,083               $13,117
            Greater than 1; up to 5 years                                       61,861                63,525
            Greater than 5; up to 10 years                                      21,812                22,807
            Due after 10 years                                                  17,466                18,855
            Mortgage-backed securities                                           6,680                 6,784
         -----------------------------------------------------------------------------------------------------------
         TOTAL FIXED MATURITY SECURITIES                                      $120,902              $125,088
         -----------------------------------------------------------------------------------------------------------



        Fixed maturity securities with a fair value of $410 and $414 at December 31, 1998 and 1997, respectively, were on deposit with, or in custody accounts on behalf of, New York State Insurance Department to satisfy regulatory requirements.

      b) Investment Income

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                              1998               1997              1996
         -----------------------------------------------------------------------------------------------------------
         Fixed maturity securities                                $8,338            $ 6,343            $4,476
         Other invested assets                                       830
         Short-term investments                                      762                477               873
         -----------------------------------------------------------------------------------------------------------
         Gross investment income                                   9,930              6,819             5,349
         -----------------------------------------------------------------------------------------------------------
         Investment expenses                                        (144)              (102)             (125)
         -----------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                    $9,786            $ 6,717            $5,224
         -----------------------------------------------------------------------------------------------------------

4.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31

         ($ thousands)                                               1998                1997             1996
         ----------------------------------------------- -------------------- ------------------- ------------------
         Balance at January 1,                                $    28,364         $    20,208       $     15,919
         Capitalization                                            14,515              11,684            7,224
         Amortization                                             (4,849)             (3,393)           (2,319)
         Effect of net unrealized gains
              on securities available for sale                    (1,199)                (135)             (616)
         ----------------------------------------------- -------------------- ------------------- ------------------
         BALANCE AT DECEMBER 31                               $    36,831         $    28,364       $   20,208
         ----------------------------------------------- -------------------- ------------------- ------------------


         To date, the DAC balance is primarily attributable to the Annuities segment.

5.       INCOME TAXES

         The components of income tax expense were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                               1998               1997               1996
         ----------------------------------------------------- ----------------- ----------------- -----------------
         Current expense (benefit)                              $    (577)              $339               $613
         Deferred expense (benefit)                                 1,153                (29)               220
         ----------------------------------------------------- ----------------- ----------------- -----------------
         TOTAL EXPENSE                                          $    576                $310               $833
         ----------------------------------------------------- ----------------- ----------------- -----------------



         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's net deferred tax liability are as follows:

         -----------------------------------------------------------------------------------------------------------
         AS AT DECEMBER 31
         ($ thousands)                                                             1998                  1997
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
            Asset reserves                                                 $        389              $     92
         -----------------------------------------------------------------------------------------------------------
         Total deferred tax assets                                                  389                    92
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                                           (2,203)               (1,135)
            Reserves                                                                                       (4)
            Unrealized gains on securities available-for-sale                      (784)                 (589)
            Other                                                                (1,017)                 (633)
         -----------------------------------------------------------------------------------------------------------
         Total deferred tax liabilities                                          (4,004)               (2,361)
         -----------------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                        $     (3,615)             $ (2,269)
         -----------------------------------------------------------------------------------------------------------

         The Company participates as a member of the MWL affiliated group, filing a consolidated federal income tax return. The Company files a separate New York State return.

         The method of allocation between the companies is subject to a tax sharing agreement under which the tax liability is allocated to each member of the group on a pro-rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to the Company will not be more than the Company would have paid on a separate return basis. Settlement of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates which is settled periodically.

         The Company made estimated tax payments of $1,121 in 1998 and $531 and $0 in 1997 and 1996, respectively.

6.       Shareholder's Equity

         The Company has one class of common stock:

         AS AT DECEMBER 31:
         ($ thousands)                                                                       1998              1997
         --------------------------------------------------------------------- ------------------- -----------------
         Authorized, issued and outstanding:
             2,000,000 Common shares, Par value $1                                         $2,000            $2,000
         --------------------------------------------------------------------- ------------------- -----------------


         The net assets of the Company available for the Parent as dividends are generally limited to and cannot be made except from earned statutory-basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         The aggregate statutory capital and surplus of the Company at December 31, 1998 was $62,881 (1997 $68,336). The aggregate statutory net income
         (loss) of the Company for the year ended 1998 was ($5,678) (1997 ($1,562); 1996 ($231). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserves.

7.       REINSURANCE

         The Company has entered into reinsurance agreements with various reinsurers to reinsure any face amounts in excess of $100 for its traditional non-participating insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there have been no reinsurance recoveries under these agreements.

8.       RELATED-PARTY TRANSACTIONS

         The Company utilizes various services administered by Manulife Financial and affiliates such as legal, personnel, investment accounting and other corporate services. Prior to October 1, 1997, Manulife Financial and MNA charged the Company for those services. In the first nine months of 1997 and for the full year 1996, Manulife Financial and MNA charged the Company approximately $623 and $661, respectively. Effective October 1, 1997, pursuant to a revised plan of operations, all intercompany expenses were billed through Manulife Financial. For the year ended December 31, 1998 and for the fourth quarter of 1997, Manulife Financial billed the Company expenses of $4,685 and $869, respectively. At December 31, 1998 and 1997, the Company had a net liability to Manulife Financial of $2,372 and $2,977, respectively, for those services.

         For the nine months ended September 30, 1997 and for the full year 1996, the Company paid underwriting commissions to NASL Financial of $8,421 and $7,050, respectively. NASL Financial then reimbursed WLA for promotional agent services. Effective October 1, 1997, MSS replaced NASL Financial as underwriter. Thereafter, all commissions were paid to MSS by the Company, and WLA marketing services expenses were paid by Manulife Financial who was then reimbursed by the Company. Underwriting commissions and marketing services expense of $17,838 and $4,431, respectively, were incurred during the year ended December 31, 1998 and the fourth quarter of 1997. At December 31, 1998 and 1997, the Company had a net liability of $799 and $1,368, respectively, for these services.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 5, 10 and 13 for additional related-party transactions).


9.       BORROWED MONEY

         The Company has an unsecured line of credit with State Street Bank and Trust in the amount of $5,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advancements under the line of credit at December 31, 1998 and 1997.

10.      EMPLOYEE BENEFITS

      a) RETIREMENT PLAN

         Prior to July 1, 1998, the Company and MNA participated in a non-contributory defined benefit pension plan (the " Nalaco Plan") sponsored by Manulife Financial, covering its employees. A similar plan (the "Manulife Plan") also existed for ManUSA. Both plans provided pension benefits based on length of service and final average earnings. Vested benefits are fully funded; current pension costs are funded as they accrue.

         Effective July 1, 1998, the Nalaco Plan was merged into the Manulife Plan as approved by the Board of Directors of Manulife Financial. The merged plan was then restated as a cash balance pension plan entitled, "The Manulife Financial U.S. Cash Balance Pension Plan" ("Cash Balance Plan"). Participants in the two prior plans ceased accruing benefits under the old plan effective June 30, 1998, and became participants in the Cash Balance Plan on July 1, 1998. Also effective July 1, ManUSA became the sponsor of the Cash Balance Plan. Each participant who was a participant in one of the prior plans received an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the prior plan, using Pension Benefit Guaranty Corporation rates. Future contribution credits under the Cash Balance Plan vary by service, and interest credits are a function of interest rate levels. Pension benefits are provided to participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Cash Balance Plan is a life annuity with various optional forms available.

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 1998, 1997, or 1996 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 1998, the projected benefit obligation based on an assumed interest rate of 6.5% was $51,757. The fair value of plan assets invested in ManUSA's general fund deposit administration insurance contracts and in an investment portfolio of equities and fixed income securities managed by an affiliate were $52,541 and $32,145, respectively.

      b) 401(k) PLAN

         Prior to July 1, 1998, the Company also participated in a defined contribution plan sponsored by MNA, the North American Security Life 401(k) Savings Plan, which was subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). A similar plan, the Manulife Financial 401k Savings Plan, also existed for employees of ManUSA. These two plans were effectively merged on July 1, 1998 into one defined contribution plan sponsored by ManUSA, as approved by the Board of Directors on March 26, 1998. The Company's costs associated with the plan were charged to the Company and were not material.

      c) POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the postretirement benefit plan of ManUSA which provides retiree medical and life insurance benefits to those who have attained age 55 with 10 or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage, and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The postretirement benefit cost to the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor, ManUSA.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31, 1998 were as follows:


                                                     December 31, 1998                     December 31, 1997
                                       -----------------------------------------------------------------------------
                                               CARRYING              FAIR             CARRYING              FAIR
                                                 VALUE              VALUE               VALUE              VALUE
                                       -----------------------------------------------------------------------------
        Assets:
        Fixed maturity securities             $125,088           $125,088            $129,151            $129,151
        Short-term investments                  10,032             10,032               9,998               9,998
        Policy loans                               552                552                 398                 398
        Cash and cash equivalents                5,946              5,946               1,431               1,431


        Liabilities:
        Policyholder liabilities and
        accruals                                94,492             91,113              86,611              81,715

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed Maturity Securities: Fair values for fixed maturity securities are obtained from an independent pricing service.

         Short-Term Investment and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policy Loans:  Carrying values approximate fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability.


12.      LEASES

         The Company leases office space under an operating lease agreement which expires in 1999 and is subject to a renewal option at market rates prevailing at the time of renewal. For the years ended December 31, 1998 and 1997, the Company incurred rent expense of $95 and $84, respectively. The minimum lease payments associated with the office space are $61 in 1999.

13.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, Manulife Financial has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

14.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

15.      UNCERTAINTY DUE TO THE YEAR 2000 RISK (UNAUDITED)

         The Year 2000 risk is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The effects of the Year 2000 risk may be experienced before, on, or after January 1, 2000 and, if not addressed, could result in systems failures or miscalculations causing disruptions of normal business operations. It is not possible to be certain that the Company's Year 2000 program will fully resolve all aspects of the Year 2000 risk, including those related to third parties.

                                     PART C



                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement) - Filed herewith.

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement) - Filed herewith.

         (b)      Exhibits

         (1)      (a)      Resolution of the Board of Directors of First
                           North American Life Assurance Company establishing the FNAL Variable Account - Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number
                           33-46217, filed February 25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

         (2)      Agreements for custody of securities and similar investments
                  - Not Applicable.

         (3)      (a)      Underwriting Agreement between Manufacturers Life
                           Insurance Company of New York (Depositor) and
                           Manufacturers Securities Services, LLC (Underwriter)
                           - Incorporated by reference to Exhibit (b)(3)(a) to Form N-4, file number 33-46217, filed February 25,
                           1998.

                  (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufactures Securities Services, LLC (Underwriter), Selling Broker Dealers, and General Agent - Incorporated by reference to Exhibit (b)(3)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (4)      (a)      Specimen Single Purchase Payment Individual
                           Deferred Combination Fixed and Variable Annuity
                           Contract, Non-Participating - Previously filed as
                           Exhibit (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

                  (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement
                           Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

         (5) Specimen Application for Single Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Previously filed as Exhibit (b)(5) to the initial registration statement to Form N-4 filed August 12, 1998.

         (6)      (a)(i)   Declaration of Intention and Charter of First North
                           American Life Assurance Company Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(iii) Certificate of amendment of the Declaration of
                           Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                           (b)(6)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

         (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit (b)(8)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.


         (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.

         (10) Written consent of Ernst & Young LLP, independent auditors - Filed herewith.


         (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

         (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

         (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21
                  - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.


         (14)     (a)      Power of Attorney - The Manufacturers Life Insurance
                           Company of New York Directors - Incorporated by reference to Exhibit (7) to Form S-6, file number
                           333-33351, filed March 16, 1998.

                  (b)      Power of Attorney, James O'Malley and Thomas Borshoff
                           - Incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file number 33-79112, filed March 2, 1999.


Item 25.          Directors and Officers of the Depositor.

Officers and Directors of THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


NAME AND PRINCIPAL                                POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                                  INSURANCE COMPANY OF NEW YORK

John Richardson                                   Director and Chairman
200 Bloor Street East
North Tower 11
Toronto, Ontario
Canada M4W-1E5

A. Scott Logan                                    Director & President
1455 East Putnam Avenue
Old Greenwich, CT 06870

Theodore Kilkuskie                                Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                               Director
73 Tremont Street
Boston, MA 02108

James K. Robinson                                 Director
7 Summit Drive
Rochester, New York 14620-3127


NAME AND PRINCIPAL                                POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                                  INSURANCE COMPANY OF NEW YORK

Neil M. Merkl Esq.                                Director
35-35 161st Street
Flushing, New York 11358

Bruce Avedon                                      Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Ruth Ann Fleming                                  Director
205 Highland Avenue
Short Hills, NJ 07078

Thomas Borshoff                                   Director
3 Robin Drive
Rochester, NY  14618

James O'Malley                                    Director and VP-Pensions Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Tracy Anne Kane                                   Secretary and Counsel
73 Tremont Street
Boston, MA 02108

David W. Libbey                                   Treasurer
73 Tremont Street
Boston, MA 02108

Paige Sabine                                      Assistant Vice President & Chief
73 Tremont Street                                 Administrative Officer
Boston, MA  02108


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1998
The Manufacturers Life Insurance Company (Canada)

1.   Peel-de Maisonneuve Investments Ltd. - Canada (100%)
     1.1.         2932121 Canada Inc. - Canada (100%)

2.   1293319 Ontario Inc. - Ontario (100%)

3.   Enterprise Capital Management Inc. - Ontario (100%)

4.   Cantay Holdings Inc. - Canada (100%)

5.   495603 Ontario Limited - Ontario (100%)

6.   Manulife Securities International Ltd. - Canada (100%)

7.   Manulife Bank of Canada - Canada (100%)

8.   Balmoral Developments Inc. - Ontario (100%)

9.   Family Realty First Corp. - Ontario (100%)

10.  Manufacturers Life Capital Corporation Inc. - Canada (100%)

11.  Manucab Ltd. - Canada (100%)
     11.1.Plazcab Service Limited - Newfoundland (100%)

12.  FNA Financial Inc. - Canada (100%)
     12.1.First North American Insurance Company - Canada (100%)
     12.2.NAL Trustco Inc. - Ontario (100%)
     12.3.NAL Resources Management Limited - Canada (100%)
         12.3.1.      NAL Energy Inc. - Alberta (100%)
     12.4.Seamark Asset Management Ltd. - Canada (100%)
     12.5.Elliott & Page Limited - Ontario (100%)

13. Manulife International Capital Corporation Limited - Ontario (100%) 13.1.VFC Inc. - Canada (100%)
     13.2.Regional Power Inc. - Ontario (100%)
         13.2.1.      Addalam Power Corporation - Philippines
         13.2.2.      La Regionale Power Angliers Inc. - Canada (100%)
         13.2.3. La Regionale Power Port-Cartier Inc. - Canada (100%) 13.3.Golf Town Canada Inc. - Canada (100%)

14.  3426505 Canada Inc. - Canada (100%)

15.  994744 Ontario Inc. - Ontario (100%)

16.  The Manufacturers Investment Corporation - Michigan (100%)
     16.1.Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
         16.1.1.      Manulife Reinsurance Limited - Bermuda (100%)
              16.1.1.1.    MRL Holding, LLC - Delaware (99%)
         16.1.2.      MRL Holding, LLC - Delaware (1%)
         16.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
              16.1.3.1.    Manulife-Wood Logan Holding Co. Inc. - Delaware
                           (62.5%)
                  16.1.3.1.1.    Wood Logan Associates, Inc. - Connecticut
                                 (100%)
                  16.1.3.1.2. The Manufacturers Life Insurance Company of North America - Delaware (100%)
                      16.1.3.1.2.1. The Manufacturers Life Insurance Company of New York - New York (100%)
                      16.1.3.1.2.2. Manufacturers Securities Services, LLC - Delaware (90%)
              16.1.3.2.    Ennal, Inc. - Ohio (100%)
              16.1.3.3.    Dover Leasing Investments, LLC - Delaware (99%)
              16.1.3.4. The Manufacturers Life Insurance Company of America - Michigan (100%)
                  16.1.3.4.1.    Manulife Holding Corporation - Delaware (100%)
                      16.1.3.4.1.1.    ManEquity, Inc. - Colorado (100%)

                      16.1.3.4.1.2. Manulife Property Management of Washington, D.C. Inc. - Washington, D.C. (100%)
                      16.1.3.4.1.3.    ManuLife Service Corporation - Colorado
                                       (100%)
                      16.1.3.4.1.4.    Manulife Leasing Co., LLC. - Delaware
                                       (100%)
                      16.1.3.4.1.5. Manufacturers Adviser Corporation - Colorado (100%)
                      16.1.3.4.1.6.    Manulife Capital Corporation - Delaware
                                       (100%)
                           16.1.3.4.1.6.1. MF Private Capital, Inc. - Delaware (100%)
              16.1.3.5.    Thornhill Leasing Investments, LLC - Delaware (90%)
              16.1.3.6.    ESLS Investment Limited, LLC - Ohio (100%)
              16.1.3.7.    Flex Leasing 1, LLC - Delaware (50%)

17. Manulife International Investment Management Limited - U.K. (100%) 17.1.Manulife International Fund Management Limited - U.K. (100%)

18.  WT(SW) Properties Ltd. - U.K. (100%)

19.  Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)

20.  Manulife International Holdings Limited - Bermuda (100%)
     20.1.Manulife (International) Limited - Bermuda (100%)
         20.1.1.      Newtime Consultants Limited - Hongkong (100%)
         20.1.2. The Manufacturers (Pacific Asia) Insurance Company Limited - Hongkong (100%)
         20.1.3. Zhong Hong Life Insurance Co. Ltd. - China (51%) 20.2.Manulife Provident Funds Trust Company Limited - Hongkong (100%) 20.3.Manulife Funds Direct (Barbados) Limited - Barbados (100%)
         20.3.1.      Manulife Funds Direct (Hong Kong) Limited - Hongkong
                      (100%)
         20.3.2.      Pt. Manulife Aset Manajemen Indonesia - Indonesia (55%)

21.  Manulife Data Services Inc. - Barbados (100%)

22. ManuLife (International) Reinsurance Limited - Bermuda (100%) 22.1.Manufacturers Life Reinsurance Limited - Barbados (100%) 22.2.Manufacturers P&C Limited - Barbados (100%) 22.3.Manulife (International) P&C Limited - Bermuda (100%)

23.  Chinfon-Manulife Insurance Company Limited - Bermuda (100%)

24.  Young Poong Manulife Insurance Company - Korea (50%)

25.  Manulife (Thailand) Ltd. - Thailand (100%)

26.  Manulife (Malaysia) SDN.BHD. - Malaysia (100%)

27. The Manufacturers Life Insurance Company (Philippines) Inc. - Philippines (100%)

28.  OUB Manulife Pte. Ltd. - Singapore (50%)

29.  P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)
     29.1.P.T. AMP Panin Life - Indonesia (100%)
     29.2.P.T. Buanadays Sarana Informatika - Indonesia (100%)

30.  ManuLife Financial Systems (Hong Kong) Limited - Hongkong (100%)

31.  Manulife Holdings (Hong Kong) Limited - Hongkong (100%)

Item 27.  Number of Contract Owners.


As of February 26, 1999, there were 6 qualified and 21 non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       NAME OF INVESTMENT COMPANY                           CAPACITY IN WHICH ACTING

         Manufacturers Investment Trust                       Investment Adviser

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth below.


NAME AND PRINCIPAL                           POSITION WITH THE MANUFACTURERS LIFE INSURANCE
BUSINESS ADDRESS                             COMPANY OF NORTH AMERICA

John D. DesPrez III                          Director and Chairman of the Board of
73 Tremont Street                            Directors
Boston, MA  02108

Theodore F. Kilkuskie, Jr.                   Director and President
73 Tremont Street
Boston, MA  02108

John D. Richardson                           Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

NAME AND PRINCIPAL                           POSITION WITH THE MANUFACTURERS LIFE INSURANCE
BUSINESS ADDRESS                             COMPANY OF NORTH AMERICA

Robert Boyda                                 Vice President, Investment Management Services
73 Tremont Street
Boston, MA   01208

James D. Gallagher                           Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Cindy Granata                                Vice President, Information Systems
116 Huntington Avenue
Boston, MA  02116

Bill Hayward                                 Vice President, Operations
116 Huntington Avenue
Boston, MA 02116

David W. Libbey                              Vice President, Treasurer & Chief
73 Tremont Street                            Financial Officer
Boston, MA 02108

Hugh McHaffie                                Vice President, U.S. Annuities and Product
73 Tremont Street                            Development
Boston, MA 02108

Janet Sweeney                                Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108

John G. Vrysen                               Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108


c.       None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580.

Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.





         Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.


         The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this amended Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 28th day of April, 1999.

                                   THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK SEPARATE ACCOUNT A
                                                  (Registrant)

                                   By: THE MANUFACTURERS LIFE INSURANCE
                                         COMPANY OF NEW YORK
                                              (Depositor)


                                         By: /s/ A. SCOTT LOGAN
                                               A. Scott Logan
                                               President

Attest


/s/ TRACY A. KANE
Tracy A. Kane
Secretary

Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 28th day of April, 1999 in the City of Boston, and Commonwealth of Massachusetts.

                                   THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK SEPARATE ACCOUNT A
                                                  (Registrant)

                                   By: THE MANUFACTURERS LIFE INSURANCE
                                         COMPANY OF NEW YORK
                                                 (Depositor)


                                   By: /s/ A. SCOTT LOGAN
                                        A. Scott Logan
                                        President

Attest


/s/ TRACY A. KANE
Tracy A. Kane
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 28th day of April, 1999.

SIGNATURE                                            TITLE

/s/ A. SCOTT LOGAN                                   Director and President
A. Scott Logan                                       (Principal Executive
                                                     Officer)

*                                                    Chairman of the Board
John D. Richardson                                   of Directors

*                                                    Director
John D. DesPrez, III

*                                                    Director
Ruth Ann Flemming

*                                                    Director
Neil M. Merkl

*                                                    Director
Thomas Borshoff

*                                                    Director
James K. Robinson

*                                                    Director
Theodore F. Kilkuskie

*                                                    Director
Bruce Avedon

*                                                    Director
James P. O'Malley



/s/ DAVID W. LIBBEY                                  Treasurer (Principal
David W. Libbey                                      Financial and Accounting
                                                     Officer)

*By: /s/ TRACY A. KANE
      Tracy A. Kane
      Attorney-in-Fact Pursuant
      to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.                Description
-----------                -----------
(10)                       Written consent of Ernst & Young LLP, independent auditors


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